UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York 10282

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 29, 2016

Goldman Sachs ActiveBeta® ETFs
ActiveBeta® Emerging Markets Equity ETF
ActiveBeta® International Equity ETF
ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta® ETFs

TABLE OF CONTENTS

Market Review	1

Investment Process	3

Portfolio Results and Fund Basics	4

Schedules of Investments	20

Financial Statements	44

Financial Highlights	47

Notes to Financial Statements	50

Other Information	58

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs ActiveBeta® ETFs

Market Review

Overall, United States, international and emerging market equities struggled during the six months ended February 29, 2016 (the “Reporting Period”) amidst persistent volatility. The Standard & Poor’s 500® Index (the “S&P 500 Index”) ended the Reporting Period with a decline of 0.92%. The Russell 3000® Index generated a return of -2.68%. The MSCI World ex USA Index declined 9.41%, and the MSCI Emerging Markets Index declined 8.85% during the Reporting Period. Central bank policy, a commodity price sell-off, geopolitical tensions, and global economic growth concerns were the key themes impacting equities around the world throughout the Reporting Period.

Following a volatile summer, U.S., international and emerging market equities tumbled further in September 2015. Equity markets continued to fret about weak macroeconomic data from China and the global implications of such data. Further, the U.S. Federal Reserve (the “Fed”) elected not to raise interest rates in September 2015, thus seemingly reaffirming persistent concerns about the many sources of economic instability and slowing economic growth. Further contributing to the weak sentiment, the International Monetary Fund (“IMF”) warned of slower growth for 2016, noting the decelerating growth rates in many emerging economies and the possibility of prolonged weak commodity prices. Still, U.S. economic news was rather positive. U.S. economic growth for the second quarter of 2015 was revised up to an annualized rate of 3.9%, led by stronger consumer and construction spending. Job growth for August 2015 was slightly below expectations, but the unemployment rate continued to decline.

October 2015 saw a strong rebound for global equities. U.S. equity markets maintained their focus on the timing of the Fed’s initial rate hike, and expectations of “lift off,” the term used for that initial rate hike, in December 2015 increased following comments from the Fed regarding solid consumer spending and strength in the housing market. U.S. Gross Domestic Product (“GDP”) growth for the third quarter of 2015 came in at 1.5%, which was generally in line with expectations. International and emerging market equities rebounded sharply as markets responded positively to a new Chinese rate cut, hints from the European Central Bank (“ECB”) that it might ease monetary policy further and the potential for the Bank of England to delay increasing interest rates following slightly disappointing U.K. GDP growth.

The S&P 500 Index finished November 2015 roughly flat, although this masked a mid-month sell-off, as market expectations of a December 2015 rate hike rose significantly and dampened investor sentiment following a strong October 2015 non-farm payrolls report and hawkish comments from Fed members at the Fed’s October 2015 meeting. However, the message that the U.S. economy was strong enough to withstand higher interest rates, along with an emphasis by the Fed that any tightening would be gradual, sparked a rally in the U.S. equity markets. Economic data was also relatively strong in November 2015, with third quarter 2015 GDP revised up to 2.1%. International equities, however, declined in November 2015. In Europe, monetary policy continued to diverge from an increasingly hawkish Fed, as ECB president Mario Draghi’s dovish comments that he was prepared to act to raise inflation boosted equities. (Dovish language or action tends to be that which is not strong or aggressive (opposite of hawkish).) Developed Asian equity markets were driven down by negative news flow and macroeconomic data out of China. The Bank of Japan kept monetary policy unchanged at its November 2015 meeting, despite a sharper than expected contraction of third quarter 2015 GDP that put Japan’s economy in technical recession. Emerging market equities also declined in November 2015 on a combination of these same factors plus sharp U.S. dollar appreciation, which further hurt performance when expressed in U.S. dollar terms.

MARKET REVIEW

In December 2015, the Fed voted unanimously for a 25 basis point hike in the targeted federal funds rate, its first rate hike since 2006. (A basis point is 1/100th of a percentage point.) The fairly dovish language in the Fed’s announcement, which re-emphasized “gradual” adjustments to policy going forward, helped to somewhat assuage the markets. Divergent monetary policy, however, remained in focus as the Bank of Japan announced supplementary support for its quantitative and qualitative easing in the same month.

Early in 2016, U.S., international and emerging market equities were embroiled in what was a global rout, triggered by investor concerns of an intensifying economic slowdown in China and exacerbated by a plunge in oil prices to less than $30 per barrel, the lowest level since 2003. Emerging market equities were additionally impacted by the depreciation of the Chinese renminbi, capital outflows and a lack of policy consistency. The sell-off was finally stemmed by a dovish ECB press conference in January 2016, which emphasized the potential for additional measures, including further cuts in its deposit rate as early as March 2016. In a surprise move at its January 2016 meeting, the Bank of Japan introduced a negative interest rate of -0.1%, reaffirming its commitment to achieving a 2% inflation target. This sparked another relief rally, but the effects were short-lived as Japanese equities quickly gave up gains. In the U.S., the Fed’s statement in January 2016 acknowledged the risks from international markets and tightening financial conditions on the U.S. economy. Its statement was also somewhat bearish on economic growth, noting that activity had slowed in 2015. Indeed, U.S. GDP economic growth had slowed in the fourth quarter of 2015 according to preliminary estimates, expanding by just 0.7%, thus bringing the 2015 annual growth rate to 2.4%. While the Fed acknowledged further recovery in the U.S. labor market, its language on its inflation outlook was more dovish.

Market sentiment appeared to improve in February 2016 as central banks outside of the U.S. increasingly acknowledged rising economic risks and sent a more dovish signal, fueling market expectations of further easing. For example, ECB president Draghi hinted at further stimulus. The People’s Bank of China signaled further monetary easing and an additional 50 basis point cut in its reserve requirement ratio for banks. Fed Chair Yellen similarly released generally dovish remarks, stressing that the Fed was not on a “pre-set” path for hikes. U.S. equities were also supported during the month by strong U.S. economic data, rallying as fourth quarter 2015 GDP was revised up to 1.0%, coming in above expectations. Also, the U.S. unemployment rate declined to an eight-year low of 4.9%, while retail sales increased 0.2% in January 2016, with the less volatile core retail sales figure increasing 0.6%. Further adding support to the U.S., international and emerging market equity markets in the latter half of February 2016 was the oil price recovery, albeit modest, from its trough point on news flow of talks between oil producers to cap production. Emerging market currencies also stabilized somewhat, supporting equity returns in U.S. dollar terms.

Effective April 7, 2016, Steve Jeneste no longer serves as a portfolio manager for the ActiveBeta® ETFs and Jamie McGregor will serve as a portfolio manager for the Funds.

INVESTMENT PROCESS

Principal Investment Strategies

The investment objective of each Fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of its respective underlying index

(each, an “Index”). Each Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.

Each Index is designed to deliver exposure to equity securities within its applicable universe of issuers. Each Index is constructed using the patented ActiveBeta® Portfolio Construction Methodology, which was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns. These factors include value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). Given each Fund’s investment objective of attempting to track its Index, each Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

Goldman Sachs Asset Management, L.P. (the “Index Provider”) constructs each Index in accordance with a rules-based methodology that involves two steps.

Step 1

In the first step, individual factor subindexes for value, momentum, quality and low volatility (the “ActiveBeta® Factor Subindexes”) are created from the constituents of the applicable Reference Index, a market capitalization-weighted index. To construct each ActiveBeta® Factor Subindex, all constituents in the applicable Reference Index are assigned a “factor score” based on certain specified measurements (for example, in the case of the value factor, the factor score is based on a composite of book value-to-price, sales-to-price and free cash flow-to-price). Securities with a factor score that is above a fixed “Cut-off Score” receive an overweight in the applicable ActiveBeta® Factor Subindex relative to the applicable Reference Index and securities with a factor score that is below the Cut-off Score receive an underweight in the ActiveBeta® Factor Subindex relative to the applicable Reference Index. Accordingly, the magnitude of overweight or underweight that a security receives in constructing the applicable ActiveBeta® Factor Subindex is determined by its attractiveness when evaluated based on the relevant factor. Each Index only includes long positions (i.e., short positions are impermissible), so the smallest weight for any given security is zero.

Step 2

The ActiveBeta® Factor Subindexes are combined in equal weights to form each Index.

Each Index is rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the applicable Reference Index. The rules-based process used to construct each Index incorporates the ActiveBeta® Turnover Minimization Technique, which seeks to reduce turnover within each Index.

Each Fund may also invest up to 20% of its assets in securities and other instruments not included in its Index but which the Investment Adviser believes are correlated to its Index, as well as in, among other instruments, futures (including index futures), swaps, other derivatives, investment companies (including ETFs), preferred stocks, warrants and rights, cash and cash equivalents and money market instruments.

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the period since its inception on September 25, 2015 through February 29, 2016 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned -6.57% based on net asset value (“NAV”), closely tracking the Index which returned -6.52%. The Fund returned -5.94% based on market price.[1] The MSCI Emerging Markets Index (net, unhedged, USD) (“MSCI Emerging Markets Index”), a market-cap based index against which the performance of the Fund is measured, and the Reference Index for the Index, returned -5.66% during the same period.

The Fund had a NAV of $25.00 per share on the date of inception and ended the Reporting Period with an NAV of $23.30 per share. The Fund’s market price on February 29, 2016 was $23.58 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund, as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

As the Fund is passively managed and seeks to track the performance of the Index, the performance attribution in the following responses discusses the Index attribution. The Index underperformed the MSCI Emerging Markets Index during the Reporting Period. Amongst underlying factors,

[1]	The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.
Momentum, Low Volatility and Quality detracted from relative results. The contribution from Value was relatively neutral during the Reporting Period. Momentum is whether a company’s share price is trending up or down. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time. Quality is defined as profitability. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow.

Q	Did stock positioning help or hurt Index performance during the Reporting Period?

A	During the Reporting Period, stock positioning overall detracted from the Index’s performance relative to the MSCI Emerging Markets Index.

Index constituents in the consumer discretionary, financials and information technology sectors detracted from the Index’s results relative to the MSCI Emerging Markets Index during the Reporting Period. Partially offsetting these detractors were Index constituents in the consumer staples, industrials and health care sectors, which contributed most positively to the Index’s results relative to the MSCI Emerging Markets Index.

From a country perspective, Index constituents in Malaysia, South Africa and Indonesia detracted the most from the Index’s results relative to the MSCI Emerging Markets Index during the Reporting Period. Conversely, Index constituents in South Korea, Greece and Mexico contributed most positively to the Index’s results relative to the MSCI Emerging Markets.

Q	Which individual positions detracted from the Index results during the Reporting Period?

A

Relative to the MSCI Emerging Markets Index, the Index’s overweight position in South Korean hotel operator and manager Hotel Shilla Co. Ltd. and underweight positions in South Korean electronic equipment manufacturer Samsung

PORTFOLIO RESULTS

Electronics Co. Ltd. and India-based chemicals manufacturer and petroleum refiner Reliance Industries Ltd. detracted most (0.15%, 3.40% and 0.14% of Fund net assets as of February 29, 2016, respectively). Hotel Shilla Co. Ltd. posted double-digit decline during the Reporting Period, while Samsung Electronics and Reliance Industries each generated a gain during the Reporting Period.

Q	Which individual stock positions contributed the most to the Index’s relative returns during the Reporting Period?

A	Relative to the MSCI Emerging Markets Index, the Index’s overweight positions in South Korean personal care products manufacturer Amorepacific Corp. and South Korean specialty pharmaceuticals company Hanmi Pharm Co. Ltd. and an underweight position in Brazilian metals producer Vale contributed most positively (1.14%, 0.29% and 0.00% of Fund net assets as of February 29, 2016, respectively). Amorepacific and Hanmi Pharm each produced a double-digit gain during the Reporting Period, while Vale posted a double-digit decline during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund doesn’t employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and the Reference Index at the end of the Reporting Period?[2]

Sector Name	Fund	GS ActiveBeta Index	MSCI EM Index
Financials	24.1%	24.1%	27.0%
Information Technology	17.3	18.6	20.8
Consumer Staples	14.9	14.6	8.5
Consumer Discretionary	10.2	10.6	9.8
Telecommunication Services	8.6	8.9	7.1
Energy	6.5	6.3	7.5
Industrials	5.7	5.5	6.9
Materials	4.8	4.6	6.5
Health Care	4.6	4.7	2.8
Utilities	2.1	2.2	3.2
Cash & Cash Equivalents	1.4	0.0	0.0

Q	What was the Fund’s country positioning relative to the Index and the Reference Index at the end of the Reporting Period?[2]

Country Name	Fund[3]	GS ActiveBeta Index	MSCI EM Index
China	23.9%	25.4%	24.4%
Korea	17.4	17.4	15.4
Taiwan	11.4	11.9	12.9
India	8.0	8.4	8.1
South Africa	7.8	8.1	6.9
Brazil	6.6	6.2	5.7
Mexico	4.8	4.7	4.6
Russia	4.1	4.0	3.7
Malaysia	2.8	2.3	3.5
Indonesia	2.5	2.4	3.0
Thailand	1.6	1.8	2.3
Turkey	1.4	0.9	1.5
Poland	1.2	1.2	1.4
Qatar	1.1	1.1	1.0
Philippines	1.1	1.2	1.5
Chile	1.0	1.0	1.3
United Arab Emirates	0.5	0.5	1.0
Hungary	0.5	0.5	0.3
Egypt	0.4	0.4	0.2
Czech	0.2	0.3	0.2
Greece	0.2	0.2	0.4
Peru	0.2	0.2	0.4
Colombia	0.0	0.0	0.5
Cash & Cash Equivalents	1.4	0.0	0.0

[2]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.

[3]	Country classifications for securities may differ between the above listing and the Statement of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

FUND BASICS

ActiveBeta® Emerging Markets Equity ETF

as of February 29, 2016

FUND SNAPSHOT
As of February 29, 2016
Market Price[1]	$23.58
Net Asset Value (NAV)[1]	23.30

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market.

PERFORMANCE REVIEW
September 25, 2015– February 29, 2016	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta EM Index[3]	MSCI EM Index[4]
Shares	-6.57%	-5.94%	-6.52%	-5.66%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the midpoint of the bid/ask spread (last trade) at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Emerging Markets Equity Index (the “Index”) is designed to deliver exposure to equity securities of emerging market issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Emerging Markets Index captures large and mid cap representation across 23 emerging markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[5]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Expense Limitation)
Shares	0.45%	0.76%

[5]	The expense ratios of the Fund, both current (net of any expense limitation) and before expense limitation (gross of any expense limitation) are as set forth above according to the publicly available Prospectus dated September 17, 2015, for the Fund and may differ from the expense ratios disclosed on the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s expense limitation will remain in place through at least September 14, 2016 and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees.

TOP TEN HOLDINGS AS OF 2/29/16[6]
Holding	% of Net Assets	Line of Business	Country
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2%	Information Technology	Taiwan
Samsung Electronics Co. Ltd.	3.0	Information Technology	South Korea
Tencent Holdings Ltd.	2.7	Information Technology	China
China Mobile Ltd.	2.0	Telecommunication Services	China
China Construction Bank Corp., Class H	1.6	Financials	China
Industrial & Commercial Bank of China Ltd., Class H	1.2	Financials	China
Bank of China Ltd., Class H	1.0	Financials	China
Alibaba Group Holding Ltd. ADR	0.9	Information Technology	China
Naspers Ltd., Class N	0.9	Consumer Discretionary	South Africa
Infosys Ltd.	0.8	Information Technology	India

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[7]
As of February 29, 2016

[7]	The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® International Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® International Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® International Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning since its inception on November 6, 2015 through February 29, 2016 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned -8.16% based on net asset value (“NAV”), closely tracking the Index, which returned -8.09%. The Fund returned -7.91% based on market price.[1] The MSCI World ex USA Index (net, unhedged, USD) (“MSCI World ex USA Index”), a market-cap based index against which the performance of the Fund is measured, and the Reference Index for the Index, returned -9.89% during the same period.

The Fund had a NAV of $24.78 per share on the date of inception and ended the Reporting Period with an NAV of $22.73 per share. The Fund’s market price on February 29, 2016 was $22.79 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund, as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

As the Fund is passively managed and seeks to track the performance of the Index, the performance attribution in the following responses discusses the Index attribution. The Index outperformed the MSCI World ex USA Index during the Reporting Period. Amongst underlying factors, Momentum, Quality and Low Volatility contributed

[1]	The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

positively to relative results. The contribution from Value was relatively neutral during the Reporting Period. Momentum is whether a company’s share price is trending up or down. Quality is defined as profitability. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow.

Q	Did stock positioning help or hurt Index performance during the Reporting Period?

A	During the Reporting Period, stock positioning overall contributed positively to the Index’s performance relative to the MSCI World ex USA Index.

Index constituents in the financials, consumer staples and materials sectors contributed most positively to the Index’s results relative to the MSCI World ex USA Index during the Reporting Period. Only partially offsetting these positive contributors were Index constituents in the energy, telecommunication services and utilities sectors, which detracted the most from the Index’s results relative to the MSCI World ex USA Index.

From a country perspective, Index constituents in Japan, Australia and Switzerland contributed most positively to the Index’s results relative to the MSCI World ex USA Index during the Reporting Period. Conversely, Index constituents in Sweden, the U.K. and France detracted the most from the Index’s results relative to the MSCI World ex USA Index.

Q	Which individual stock positions contributed the most to the Index’s relative returns during the Reporting Period?

A	Relative to the MSCI World ex USA Index, the Index’s overweight position in Canadian gold miner Kinross Gold

PORTFOLIO RESULTS

Corp. and underweight positions in Australian natural resources producer BHP Billiton and Swiss financial services company Credit Suisse Group AG contributed most positively (0.13%, 0.03% and 0.13% of Fund net assets as of 2/29/16, respectively). Kinross Gold generated a strong double-digit gain during the Reporting Period, while BHP Billiton and Credit Suisse Group each posted a double-digit decline during the Reporting Period.

Q	Which individual positions detracted from the Index results during the Reporting Period?

A	Relative to the MSCI World ex USA Index, the Index’s overweight positions in Swiss offshore drilling contractor Transocean, U.K. sports apparel retailer Sports Direct International PLC and German specialty apparel designer Hugo Boss AG detracted most (0.32%, 0.15% and 0.18% of Fund net assets as of 2/29/16, respectively). Each of these three stocks generated a double-digit decline during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund doesn’t employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and the Reference Index at the end of the Reporting Period?[2]

Sector Name	Fund	GS ActiveBeta Index	MSCI Index
Financials	22.3%	23.2%	25.1%
Consumer Discretionary	16.1	16.4	12.6
Consumer Staples	15.7	15.6	12.1
Industrials	12.0	12.0	12.6
Health Care	11.7	11.5	11.1
Information Technology	6.2	6.2	5.0
Materials	5.2	5.6	6.8
Telecommunication Services	4.4	4.2	5.0
Utilities	3.2	2.9	3.7
Energy	2.7	2.6	6.0
Cash & Cash Equivalents	0.5	0.0	0.0

Q	What was the Fund’s country positioning relative to the Index and the Reference Index at the end of the Reporting Period?[2]

Country Name	Fund[3]	GS ActiveBeta Index	MSCI Index
Japan	22.0%	22.3%	21.2%
UK	16.4	16.6	18.0
France	9.7	9.5	9.2
Switzerland	8.7	8.7	8.6
Canada	7.9	8.2	8.2
Germany	7.7	7.8	8.2
Australia	5.7	5.9	6.2
Netherlands	3.0	3.0	2.8
Spain	2.7	2.7	2.9
Hong Kong	2.4	2.5	2.8
Sweden	2.4	2.4	2.7
Italy	2.4	2.2	2.0
Denmark	2.3	2.2	1.8
Belgium	1.5	1.3	1.3
Singapore	1.4	1.4	1.2
Israel	1.2	1.4	0.7
Finland	0.8	0.8	0.9
Norway	0.7	0.7	0.5
Portugal	0.3	0.1	0.1
Ireland	0.2	0.2	0.5
New Zealand	0.1	0.1	0.2
Austria	0.1	0.0	0.2
Cash & Cash Equivalents	0.5	0.0	0.0

[2]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® International Equity Index.

[3]	Country classifications for securities may differ between the above listing and the Statement of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

FUND BASICS

ActiveBeta® International Equity ETF

as of February 29, 2016

FUND SNAPSHOT
As of February 29, 2016
Market Price[1]	$22.79
Net Asset Value (NAV)[1]	22.73

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market.

PERFORMANCE REVIEW
November 10, 2015– February 29, 2016	Fund Total Return (based on NAV)[5]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta Intl Index[3]	MSCI World (ex USA) Index[4]
Shares	-8.16%	-7.91%	-8.09%	-9.89%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the midpoint of the bid/ask spread (last trade) at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® International Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers outside of the United States. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 developed markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[5]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Shares	0.25%	0.54%

[5]	The expense ratios of the Fund, both current (net of any fee waiver or expense limitation) and before waiver (gross of any fee waiver or expense limitation) are as set forth above according to the publicly available Prospectus dated September 17, 2015, as supplemented March 2, 2016, for the Fund and may differ from the expense ratios disclosed on the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waiver and/or expense limitation will remain in place through at least March 1, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees.

TOP TEN HOLDINGS AS OF 2/29/16[6]
Holding	% of Net Assets	Line of Business	Country
Nestle SA	1.5%	Consumer Staples	Switzerland
Roche Holding AG	1.2	Health Care	Switzerland
Novartis AG	1.1	Health Care	Switzerland
Novo Nordisk A/S, Class B	0.8	Health Care	Denmark
HSBC Holdings PLC	0.7	Financials	United Kingdom
Toyota Motor Corp.	0.6	Consumer Discretionary	Japan
Sanofi	0.6	Health Care	France
Commonwealth Bank of Australia	0.6	Financials	Australia
KDDI Corp.	0.5	Telecommunication Services	Japan
L’Oreal SA	0.5	Consumer Staples	France

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[7]
As of February 29, 2016

[7]	The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the period since its inception on September 17, 2015 through February 29, 2016 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned -2.35% based on net asset value (“NAV”), closely tracking the Index, which returned -2.33%. The Fund returned -2.35% based on market price.[1] The S&P 500 Index (Total return, USD) (“S&P 500”), a market-cap based index against which the performance of the Fund is measured, returned -1.94% during the same period.

The Fund had a NAV of $40.70 per share on the date of inception and ended the Reporting Period with an NAV of $39.60 per share. The Fund’s market price on February 29, 2016 was $39.60 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund, as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

As the Fund is passively managed and seeks to track the performance of the Index, the performance attribution in the following responses discusses the Index attribution. The Index underperformed the S&P 500 during the Reporting Period. Amongst underlying factors, Value and Momentum detracted

[1]	The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.
from relative returns, while Low Volatility and Quality contributed positively. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. Momentum is whether a company’s share price is trending up or down. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time. Quality is defined as profitability.

Q	Did stock positioning help or hurt Index performance during the Reporting Period?

A	During the Reporting Period, stock positioning overall detracted from the Index’s performance relative to the S&P 500.

Index constituents in the information technology, consumer discretionary and utilities sectors detracted the most from the Index’s results relative to the S&P 500. Partially offsetting these detractors were Index constituents in the financials, energy and consumer staples sectors, which contributed most positively to the Index’s results relative to the S&P 500 during the Reporting Period.

Q	Which individual positions detracted from the Index results during the Reporting Period?

A	Relative to the S&P 500 Index, the Index’s underweight positions in Google’s parent company Alphabet, industrial conglomerate General Electric and telecommunication services giant AT&T detracted most (1.56%, 0.91% and 0.73% of Fund net assets as of 2/29/16, respectively). Each of these three stocks generated a double-digit gain during the Reporting Period.

PORTFOLIO RESULTS

Q	Which individual stock positions contributed the most to the Index’s relative returns during the Reporting Period?

A	Relative to the S&P 500 Index, the Index’s overweight position in packaged food producer Tyson Foods and underweight positions in energy infrastructure company The Williams Companies and integrated energy company ConocoPhillips contributed most positively (0.59%, 0.00% and 0.00% of Fund net assets as of 2/29/16, respectively). Tyson Foods generated a double-digit gain during the Reporting Period, while The Williams Companies and ConocoPhillips each posted a double-digit decline during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund doesn’t employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and the Reference Index at the end of the Reporting Period?[2]

Sector Name	Fund	GS ActiveBeta Index	S&P 500 Index
Information Technology	19.3%	19.4%	20.4%
Consumer Discretionary	18.1	18.1	12.9
Health Care	15.6	15.7	14.7
Financials	13.8	13.9	15.6
Consumer Staples	13.6	13.7	10.7
Industrials	9.5	9.6	10.1
Energy	3.2	3.2	6.6
Telecommunication Services	2.4	2.4	2.8
Materials	2.1	2.2	2.8
Utilities	2.0	2.0	3.4
Cash & Cash Equivalents	0.5	0.0	0.0

[2]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index.

FUND BASICS

ActiveBeta® U.S. Large Cap Equity ETF

as of February 29, 2016

FUND SNAPSHOT
As of February 29, 2016
Market Price[1]	$39.60
Net Asset Value (NAV)[1]	39.60

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market.

PERFORMANCE REVIEW
September 17, 2015– February 29, 2016	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta LC Index[3]	S&P 500 Index[4]
Shares	-2.35%	-2.35%	-2.33%	-1.94%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the midpoint of the bid/ask spread (last trade) at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of large capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[5]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Shares	0.09%	0.24%

[5]	The expense ratios of the Fund, both current (net of any fee waiver or expense limitation) and before waivers (gross of any fee waiver or expense limitation) are as set forth above according to the publicly available Prospectus dated September 17, 2015, for the Fund and may differ from the expense ratios disclosed on the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waiver and/or expense limitation will remain in place through at least September 14, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees.

TOP TEN HOLDINGS AS OF 2/29/16[6]
Holding	% of Net Assets	Line of Business
Apple, Inc.	2.6%	Information Technology
Microsoft Corp.	1.9	Information Technology
Johnson & Johnson	1.4	Health Care
Exxon Mobil Corp.	1.3	Energy
Home Depot, Inc. (The)	1.1	Consumer Discretionary
Pfizer, Inc.	1.1	Health Care
Wells Fargo & Co.	1.0	Financials
Verizon Communications, Inc.	1.0	Telecommunication Services
JPMorgan Chase & Co.	1.0	Financials
Gilead Sciences, Inc.	0.9	Health Care

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[7]
As of February 29, 2016

[7]	The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

FUND BASICS

Index Definitions and Industry Terms

The Goldman Sachs ActiveBeta® Emerging Markets Equity Index is designed to deliver exposure to equity securities of emerging market issuers. The Index is constructed using the patented ActiveBeta® Portfolio Construction Methodology, which was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns. These factors include value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices.

The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries. As of December 31, 2015, the index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. It is not possible to invest directly in an unmanaged index.

The Goldman Sachs ActiveBeta® International Equity Index is designed to deliver exposure to equity securities of developed market issuers outside of the United States. The Index is constructed using the patented ActiveBeta® Portfolio Construction Methodology, which was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns. These factors include value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

The Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index is designed to deliver exposure to equity securities of large capitalization U.S. issuers. The Index is constructed using the patented ActiveBeta® Portfolio Construction Methodology, which was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns. These factors include value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of December 31, 2015, the MSCI Emerging Markets Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an unmanaged index.

Book Value: The total value of the company’s assets that shareholders would theoretically receive if a company were liquidated.

Free Cash Flow: A measure of financial performance calculated as operating cash flow minus capital expenditures.

Alpha: The excess returns of a fund relative to the return of a benchmark index is the fund’s alpha.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

February 29, 2016 (Unaudited)

Shares	Description	Value

Common Stocks – 95.9%
Brazil – 4.8%
770,278	Ambev SA (Consumer Staples)	$3,414,597
150,443	Banco Bradesco SA (Financials)	879,755
170,503	Banco do Brasil SA (Financials)	580,155
174,559	Banco Santander Brasil SA (Financials)	655,808
221,627	BB Seguridade Participacoes SA (Financials)	1,343,363
130,964	BRF SA (Consumer Staples)	1,691,642
141,940	CETIP SA – Mercados Organizados (Financials)	1,351,878
81,344	Cielo SA (Information Technology)	633,900
146,230	Embraer SA (Industrials)	1,109,780
116,961	Equatorial Energia SA (Utilities)	1,125,433
101,634	Fibria Celulose SA (Materials)	1,123,790
368,084	JBS SA (Consumer Staples)	1,054,496
270,173	Klabin SA (Materials)	1,459,734
349,671	Lojas Renner SA (Consumer Discretionary)	1,581,705
125,869	Natura Cosmeticos SA (Consumer Staples)	840,750
411,435	Odontoprev SA (Health Care)	1,049,447
123,538	Porto Seguro SA (Financials)	733,597
180,993	Raia Drogasil SA (Consumer Staples)	2,092,702
241,139	Sul America SA (Financials)	972,603
80,672	TOTVS SA (Information Technology)	638,596
65,032	Tractebel Energia SA (Utilities)	576,893
73,353	Ultrapar Participacoes SA (Energy)	1,158,554
235,680	WEG SA (Industrials)	781,197

		26,850,375

Chile – 0.9%
11,111	Banco de Chile ADR (Financials)	676,216
351,942	Cencosud SA (Consumer Staples)	767,754
116,230	Cia Cervecerias Unidas SA (Consumer Staples)	1,143,883
2,546,312	Colbun SA (Utilities)	661,524
86,450	Empresas COPEC SA (Energy)	731,114
141,400	Latam Airlines Group SA ADR (Industrials)*	807,394

		4,787,885

China – 22.8%
127,627	AAC Technologies Holdings, Inc. (Information Technology)	885,461
6,736,186	Agricultural Bank of China Ltd., Class H (Financials)	2,217,632
75,319	Alibaba Group Holding Ltd. ADR (Information Technology)*	5,182,700
357,787	ANTA Sports Products Ltd. (Consumer Discretionary)	808,870
24,570	Baidu, Inc. ADR (Information Technology)*	4,260,929
14,267,997	Bank of China Ltd., Class H (Financials)	5,339,387

Common Stocks – (continued)
China – (continued)
2,387,767	Bank of Communications Co. Ltd., Class H (Financials)	$1,363,359
134,605	Beijing Enterprises Holdings Ltd. (Industrials)	625,756
2,430,978	Belle International Holdings Ltd. (Consumer Discretionary)	1,581,856
2,646,227	China CITIC Bank Corp Ltd., Class H (Financials)*	1,459,889
1,905,440	China Communications Services Corp. Ltd., Class H (Telecommunication Services)	766,964
14,847,581	China Construction Bank Corp., Class H (Financials)	8,687,653
2,085,347	China Everbright Bank Co. Ltd., Class H (Financials)	828,652
1,999,328	China Huishan Dairy Holdings Co. Ltd. (Consumer Staples)	750,762
1,019,425	China Life Insurance Co. Ltd., Class H (Financials)	2,218,151
706,543	China Mengniu Dairy Co. Ltd. (Consumer Staples)	1,015,818
829,662	China Merchants Bank Co. Ltd., Class H (Financials)	1,553,452
210,540	China Merchants Holdings International Co. Ltd. (Industrials)	583,468
1,883,776	China Minsheng Banking Corp. Ltd., Class H (Financials)	1,545,558
1,047,711	China Mobile Ltd. (Telecommunication Services)	11,075,126
718,568	China Overseas Land & Investment Ltd. (Financials)	2,134,594
213,667	China Pacific Insurance Group Co. Ltd., Class H (Financials)	691,052
3,400,947	China Petroleum & Chemical Corp., Class H (Energy)	1,893,752
1,293,754	China Power International Development Ltd. (Utilities)	540,717
957,611	China Railway Group Ltd., Class H (Industrials)	604,653
315,450	China Resources Land Ltd. (Financials)	752,911
424,543	China Resources Power Holdings Co. Ltd. (Utilities)	686,812
437,551	China Shenhua Energy Co. Ltd., Class H (Energy)	614,450
1,410,713	China Southern Airlines Co. Ltd., Class H (Industrials)	790,971
4,662,908	China Telecom Corp. Ltd., Class H (Telecommunication Services)	2,236,666
1,594,108	China Unicom Hong Kong Ltd. (Telecommunication Services)	1,816,297
294,591	China Vanke Co. Ltd., Class H (Financials)	663,726
1,734,339	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	811,841
630,717	CITIC Ltd. (Industrials)	858,135

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,582,896	CNOOC Ltd. (Energy)	$1,620,320
505,027	COSCO Pacific Ltd. (Industrials)	528,008
1,896,889	Country Garden Holdings Co. Ltd. (Financials)	690,341
1,333,339	CSPC Pharmaceutical Group Ltd. (Health Care)	1,061,369
18,348	Ctrip.com International Ltd. ADR (Consumer Discretionary)*	750,800
1,194,479	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	1,393,225
3,549,283	Evergrande Real Estate Group Ltd. (Financials)	2,318,674
814,705	Far East Horizon Ltd. (Financials)	602,426
475,197	Fosun International Ltd. (Industrials)	611,095
2,966,090	Geely Automobile Holdings Ltd. (Consumer Discretionary)	1,098,531
551,213	Guangdong Investment Ltd. (Utilities)	669,864
148,282	Hengan International Group Co. Ltd. (Consumer Staples)	1,173,686
13,563,935	Industrial & Commercial Bank of China Ltd., Class H (Financials)	6,698,110
30,134	JD.com, Inc. ADR (Consumer Discretionary)*	774,745
550,139	Jiangsu Expressway Co. Ltd., Class H (Industrials)	646,627
301,808	Kingsoft Corp. Ltd. (Information Technology)	596,929
957,957	Kunlun Energy Co. Ltd. (Energy)	684,946
845,088	Lenovo Group Ltd. (Information Technology)	705,313
582,987	Longfor Properties Co. Ltd. (Financials)	715,975
1,021,791	Luye Pharma Group Ltd. (Health Care)*	821,254
11,740	NetEase, Inc. ADR (Information Technology)	1,580,321
39,242	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)	1,221,604
1,941,908	People’s Insurance Co Group of China Ltd. (The), Class H (Financials)	701,730
2,655,391	PetroChina Co. Ltd., Class H (Energy)	1,703,980
872,622	PICC Property & Casualty Co. Ltd., Class H (Financials)	1,317,436
967,351	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	4,092,751
13,553	Qihoo 360 Technology Co. Ltd. ADR (Information Technology)*	974,190
15,723	Qunar Cayman Islands Ltd. ADR (Consumer Discretionary)*	583,166
152,598	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	781,029

Common Stocks – (continued)
China – (continued)
327,381	Sinopharm Group Co. Ltd., Class H (Health Care)	$1,195,659
123,077	SouFun Holdings Ltd. ADR (Information Technology)	656,001
16,799	TAL Education Group ADR (Consumer Discretionary)*	869,348
809,037	Tencent Holdings Ltd. (Information Technology)	14,763,392
760,771	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	717,122
248,386	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	897,571
56,084	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	623,093
1,774,368	Want Want China Holdings Ltd. (Consumer Staples)	1,175,131
762,091	Weichai Power Co. Ltd., Class H (Industrials)	694,846

		126,558,628

Czech Republic – 0.2%
3,743	Komercni banka AS (Financials)	697,425
64,778	O2 Czech Republic AS (Telecommunication Services)	663,184

		1,360,609

Egypt – 0.4%
569,100	Commercial International Bank Egypt SAE GDR (Financials)	2,028,842

Greece – 0.2%
130,551	Hellenic Telecommunications Organization SA (Telecommunication Services)	1,082,317

Hong Kong – 1.0%
751,425	Haier Electronics Group Co. Ltd. (Consumer Discretionary)	1,122,864
817,843	Nine Dragons Paper Holdings Ltd. (Materials)	545,849
3,718,370	Sino Biopharmaceutical Ltd. (Health Care)	2,720,823
1,540,911	Sun Art Retail Group Ltd. (Consumer Staples)	931,345

		5,320,881

Hungary – 0.4%
17,818	MOL Hungarian Oil & Gas PLC (Energy)	868,358
32,963	OTP Bank PLC (Financials)	687,158
52,130	Richter Gedeon Nyrt (Health Care)	926,726

		2,482,242

India – 8.0%
418,035	Ashok Leyland Ltd. (Industrials)	535,488
114,116	Asian Paints Ltd. (Materials)	1,411,086
69,028	Aurobindo Pharma Ltd. (Health Care)	661,428

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 29, 2016 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
20,093	Bajaj Auto Ltd. (Consumer Discretionary)	$646,382
65,331	Bharat Petroleum Corp. Ltd. (Energy)	734,466
192,173	Bharti Airtel Ltd. (Telecommunication Services)	886,088
120,774	Cipla Ltd. (Health Care)	907,504
269,184	Dabur India Ltd. (Consumer Staples)	932,948
50,460	Divi’s Laboratories Ltd. (Health Care)	700,983
37,114	Dr. Reddy’s Laboratories Ltd. (Health Care)	1,646,875
2,600	Eicher Motors Ltd. (Industrials)	718,181
9,038	GlaxoSmithKline Consumer Healthcare Ltd. (Consumer Staples)	734,730
115,784	HCL Technologies Ltd. (Information Technology)	1,376,125
37,966	Hero MotoCorp Ltd. (Consumer Discretionary)	1,387,084
227,158	Hindustan Unilever Ltd. (Consumer Staples)	2,756,770
168,737	Housing Development Finance Corp. Ltd. (Financials)	2,614,714
124,225	Indiabulls Housing Finance Ltd. (Financials)	1,044,543
289,418	Infosys Ltd. (Information Technology)	4,585,218
266,555	ITC Ltd. (Consumer Staples)	1,151,728
95,902	LIC Housing Finance Ltd. (Financials)	591,250
101,634	Lupin Ltd. (Health Care)	2,606,093
37,351	Mahindra & Mahindra Ltd. (Consumer Discretionary)	670,380
405,569	Marico Ltd. (Consumer Staples)	1,403,266
17,475	Maruti Suzuki India Ltd. (Consumer Discretionary)	826,567
145,876	Motherson Sumi Systems Ltd. (Consumer Discretionary)	482,878
13,194	Nestle India Ltd. (Consumer Staples)	965,664
318,187	NTPC Ltd. (Utilities)	555,694
46,902	Piramal Enterprises Ltd. (Health Care)	622,458
192,302	Power Finance Corp. Ltd. (Financials)	433,505
56,036	Reliance Industries Ltd. (Energy)	791,629
178,022	Rural Electrification Corp. Ltd. (Financials)	405,607
4,169	Shree Cement Ltd. (Materials)	609,506
165,523	State Bank of India (Financials)	384,023
143,157	Sun Pharmaceutical Industries Ltd. (Health Care)	1,786,507
79,615	Tata Consultancy Services Ltd. (Information Technology)	2,532,787
132,934	Tech Mahindra Ltd. (Information Technology)	807,318

Common Stocks – (continued)
India – (continued)
11,406	United Spirits Ltd. (Consumer Staples)*	$441,846
145,310	Wipro Ltd. (Information Technology)	1,104,823
167,801	Zee Entertainment Enterprises Ltd. (Consumer Discretionary)	913,127

		44,367,269

Indonesia – 2.5%
18,236,668	Adaro Energy Tbk PT (Energy)	825,096
1,955,474	Astra International Tbk PT (Consumer Discretionary)	994,408
1,488,369	Bank Central Asia Tbk PT (Financials)	1,499,833
1,374,785	Bank Mandiri Persero Tbk PT (Financials)	981,843
989,429	Bank Rakyat Indonesia Persero Tbk PT (Financials)	819,468
270,850	Gudang Garam Tbk PT (Consumer Staples)	1,290,244
110,546	Hanjaya Mandala Sampoerna Tbk PT (Consumer Staples)	908,954
8,626,354	Kalbe Farma Tbk PT (Health Care)	838,637
781,157	Matahari Department Store Tbk PT (Consumer Discretionary)	1,079,261
3,457,546	Surya Citra Media Tbk PT (Consumer Discretionary)	749,842
7,026,573	Telekomunikasi Indonesia Persero Tbk PT (Telecommunication Services)	1,707,775
591,310	Unilever Indonesia Tbk PT (Consumer Staples)	1,968,896

		13,664,257

Malaysia – 2.8%
1,677,800	AirAsia Bhd (Industrials)	586,532
1,279,753	Astro Malaysia Holdings Bhd (Consumer Discretionary)	830,850
120,846	British American Tobacco Malaysia Bhd (Consumer Staples)	1,609,939
1,627,311	DiGi.Com Bhd (Telecommunication Services)	1,907,882
678,529	Genting Bhd (Consumer Discretionary)	1,271,536
398,900	Hap Seng Consolidated Bhd (Industrials)	728,550
620,569	Hartalega Holdings Bhd (Health Care)	723,136
680,266	IHH Healthcare Bhd (Health Care)	1,035,363
455,222	Malayan Banking Bhd (Financials)	921,270
485,617	Maxis Bhd (Telecommunication Services)	706,772
325,431	MISC Bhd (Industrials)	677,175
467,300	Petronas Chemicals Group Bhd (Materials)	750,125
128,532	Petronas Dagangan Bhd (Energy)	754,992

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Malaysia – (continued)
228,200	Public Bank Bhd (Financials)	$1,002,886
653,778	Westports Holdings Bhd (Industrials)	626,569
2,104,084	YTL Corp Bhd (Utilities)	785,591
2,254,568	YTL Power International Bhd (Utilities)	782,799

		15,701,967

Mexico – 4.8%
527,552	Alfa SAB de CV, Class A (Industrials)	957,568
4,565,169	America Movil SAB de CV, Series L (Telecommunication Services)	3,114,623
201,051	Arca Continental SAB de CV (Consumer Staples)	1,229,293
1,252,652	Cemex SAB de CV, Series CPO (Materials)*	692,570
99,387	Coca-Cola Femsa SAB de CV, Series L (Consumer Staples)	731,377
61,872	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	685,255
300,384	Fibra Uno Administracion SA de CV REIT (Financials)	628,270
256,385	Fomento Economico Mexicano SAB de CV (Consumer Staples)	2,408,491
524,734	Gentera SAB de CV (Financials)	986,977
139,398	Gruma SAB de CV, Class B (Consumer Staples)	2,245,227
123,974	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	982,498
69,376	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	973,573
853,674	Grupo Bimbo SAB de CV, Series A (Consumer Staples)*	2,430,708
278,176	Grupo Comercial Chedraui SA de CV (Consumer Staples)	735,312
248,006	Grupo Financiero Banorte SAB de CV, Class O (Financials)	1,256,279
362,954	Grupo Lala SAB de CV (Consumer Staples)	852,251
370,991	Grupo Televisa SAB, Series CPO (Consumer Discretionary)	1,915,771
396,958	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	873,496
67,422	Promotora y Operadora de Infraestructura SAB de CV (Industrials)	784,372
868,793	Wal-Mart de Mexico SAB de CV (Consumer Staples)	2,051,057

		26,534,968

Netherlands – 0.4%
435,237	Steinhoff International Holdings NV (Consumer Discretionary)	2,335,433

Peru – 0.2%
8,495	Credicorp Ltd. (Financials)	995,954

Shares	Description	Value

Common Stocks – (continued)
Philippines – 1.1%
46,342	Ayala Corp. (Financials)	$671,496
29,526	Globe Telecom, Inc. (Telecommunication Services)	1,097,833
23,800	GT Capital Holdings, Inc. (Financials)	653,687
495,618	JG Summit Holdings, Inc. (Industrials)	697,305
213,856	Jollibee Foods Corp. (Consumer Discretionary)	984,952
1,771,041	SM Prime Holdings, Inc. (Financials)	770,989
246,254	Universal Robina Corp. (Consumer Staples)	1,025,411

		5,901,673

Poland – 1.2%
35,190	CCC SA (Consumer Discretionary)	1,320,021
48,701	Eurocash SA (Consumer Staples)	605,413
24,817	Grupa Azoty SA (Materials)*	583,126
94,833	Grupa Lotos SA (Energy)*	603,082
716	LPP SA (Consumer Discretionary)	906,012
86,801	Polski Koncern Naftowy Orlen SA (Energy)	1,387,496
491,568	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	613,415
94,933	Powszechny Zaklad Ubezpieczen SA (Financials)	819,043

		6,837,608

Qatar – 1.1%
163,596	Barwa Real Estate Co. (Financials)	1,653,710
79,514	Commercial Bank QSC (The) (Financials)	939,185
57,184	Doha Bank QSC (Financials)	657,368
50,895	Ooredoo QSC (Telecommunication Services)	1,244,240
13,079	Qatar Electricity & Water Co. QSC (Utilities)	686,194
25,886	Qatar National Bank SAQ (Financials)	962,059

		6,142,756

Russia – 4.0%
1,040,689	Gazprom PAO ADR (Energy)	3,833,378
83,276	Lukoil PJSC (Energy)	2,980,676
19,947	Magnit PJSC GDR (Consumer Staples)	668,224
50,123	MegaFon PJSC GDR (Telecommunication Services)	588,945
9,187	MMC Norilsk Nickel PJSC (Materials)	1,119,190
183,047	Mobile TeleSystems PJSC ADR (Telecommunication Services)	1,281,329
725,938	Moscow Exchange MICEX-RTS PJSC (Financials)	957,687
8,565	NovaTek OAO GDR (Energy)	740,872

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 29, 2016 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
455,863	Rosneft OAO GDR (Energy)	$1,717,236
728,293	Rostelecom PJSC (Telecommunication Services)	861,803
310,918	Sberbank of Russia PJSC ADR (Financials)	1,906,550
159,667	Severstal PAO GDR (Materials)	1,306,875
209,152	Surgutneftegas OAO ADR (Energy)	1,225,631
74,369	Tatneft PAO ADR (Energy)	1,917,233
655,432	VTB Bank PJSC GDR (Financials)	1,232,212

		22,337,841

South Africa – 7.5%
91,185	Barclays Africa Group Ltd. (Financials)	785,634
86,724	Bidvest Group Ltd. (The) (Industrials)	1,962,991
197,093	Brait SE (Financials)*	1,925,493
170,931	Coronation Fund Managers Ltd. (Financials)	683,512
107,644	Discovery Ltd. (Financials)	777,892
276,158	Exxaro Resources Ltd. (Energy)	1,263,144
553,964	FirstRand Ltd. (Financials)	1,555,742
75,326	Foschini Group Ltd (The) (Consumer Discretionary)	557,230
213,605	Gold Fields Ltd. (Materials)	887,038
601,536	Growthpoint Properties Ltd. REIT (Financials)	921,840
136,882	Hyprop Investments Ltd. REIT (Financials)	902,117
76,983	Imperial Holdings Ltd. (Consumer Discretionary)	586,216
103,657	Liberty Holdings Ltd. (Financials)	807,788
244,937	Life Healthcare Group Holdings Ltd. (Health Care)	544,187
117,627	Massmart Holdings Ltd. (Consumer Staples)	796,158
409,739	MMI Holdings Ltd/South Africa (Financials)	606,111
45,789	Mondi Ltd. (Materials)	822,931
104,819	Mr Price Group Ltd. (Consumer Discretionary)	1,094,680
197,356	MTN Group Ltd. (Telecommunication Services)	1,672,880
40,923	Naspers Ltd., Class N (Consumer Discretionary)	4,886,421
470,062	Netcare Ltd. (Health Care)	962,762
390,543	Pick n Pay Stores Ltd. (Consumer Staples)	1,393,939
78,028	Pioneer Foods Group Ltd. (Consumer Staples)	642,715
63,153	PSG Group Ltd. (Financials)	694,907
1,124,058	Redefine Properties Ltd. REIT (Financials)	732,761
37,975	Remgro Ltd. (Financials)	580,010
187,935	Resilient REIT Ltd. REIT (Financials)	1,464,438

Common Stocks – (continued)
South Africa – (continued)
172,726	Sanlam Ltd. (Financials)	$585,423
290,398	Sappi Ltd. (Materials)*	1,188,827
42,385	Sasol Ltd. (Energy)	1,146,940
98,494	Shoprite Holdings Ltd. (Consumer Staples)	962,421
64,712	SPAR Group Ltd (The) (Consumer Staples)	732,437
206,080	Standard Bank Group Ltd. (Financials)	1,425,532
294,782	Telkom SA SOC Ltd. (Telecommunication Services)	1,008,073
31,468	Tiger Brands Ltd. (Consumer Staples)	582,795
124,466	Truworths International Ltd. (Consumer Discretionary)	676,544
143,653	Vodacom Group Ltd. (Telecommunication Services)	1,367,920
223,528	Woolworths Holdings Ltd. (Consumer Discretionary)	1,144,057

		41,332,506

South Korea – 16.4%
9,230	Amorepacific Corp. (Consumer Staples)	2,742,803
14,762	AMOREPACIFIC Group (Consumer Staples)	1,689,030
10,608	BGF retail Co Ltd. (Consumer Staples)	1,393,871
93,266	BNK Financial Group, Inc. (Financials)	649,325
11,025	Celltrion, Inc. (Health Care)*	891,459
4,106	CJ CheilJedang Corp (Consumer Staples)	1,201,885
4,874	CJ Corp. (Industrials)	937,990
21,796	Coway Co. Ltd. (Consumer Discretionary)	1,718,371
56,476	Daewoo International Corp. (Industrials)	869,950
121,549	DGB Financial Group, Inc. (Financials)	815,765
23,571	Dongbu Insurance Co. Ltd. (Financials)	1,286,523
6,002	E-MART, Inc. (Consumer Staples)	854,170
26,987	GS Holdings Corp. (Energy)	1,156,554
15,896	GS Retail Co. Ltd. (Consumer Staples)	655,532
53,016	Hana Financial Group, Inc. (Financials)	893,817
25,217	Hankook Tire Co. Ltd. (Consumer Discretionary)	1,088,856
3,107	Hanmi Pharm Co. Ltd. (Health Care)	1,640,552
5,132	Hanmi Science Co. Ltd. (Health Care)	612,089
9,582	Hanssem Co. Ltd. (Consumer Discretionary)	1,975,750
41,327	Hanwha Chemical Corp. (Materials)	800,341

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
24,438	Hanwha Corp. (Industrials)	$669,886
138,715	Hanwha Life Insurance Co. Ltd. (Financials)	686,452
16,292	Hotel Shilla Co. Ltd. (Consumer Discretionary)	835,217
6,681	Hyosung Corp. (Materials)	675,285
21,414	Hyundai Development Co.-Engineering & Construction (Industrials)	682,228
28,524	Hyundai Engineering & Construction Co. Ltd. (Industrials)	876,455
60,722	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	1,509,826
4,010	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	807,383
8,220	Hyundai Motor Co. (Consumer Discretionary)	980,391
17,925	Hyundai Steel Co. (Materials)	805,878
25,286	Kangwon Land, Inc. (Consumer Discretionary)*	843,412
60,261	KB Financial Group, Inc. (Financials)	1,447,200
26,815	Kia Motors Corp. (Consumer Discretionary)	999,573
16,843	Korea Aerospace Industries Ltd. (Industrials)	964,247
38,207	Korea Electric Power Corp. (Utilities)	1,813,497
40,460	Korea Gas Corp. (Utilities)	1,256,298
2,475	Korea Zinc Co. Ltd. (Materials)*	893,578
66,045	KT Corp. (Telecommunication Services)	1,543,382
15,333	KT&G Corp. (Consumer Staples)	1,320,421
3,790	LG Chem Ltd. (Materials)	919,382
18,565	LG Corp. (Industrials)	1,077,842
60,954	LG Display Co. Ltd. (Information Technology)	1,207,547
29,271	LG Electronics, Inc. (Consumer Discretionary)	1,536,094
3,399	LG Household & Health Care Ltd. (Consumer Staples)	2,385,649
229,937	LG Uplus Corp. (Telecommunication Services)	1,980,132
4,922	Lotte Chemical Corp. (Materials)	1,271,593
405	Lotte Confectionery Co. Ltd. (Consumer Staples)*	785,308
5,327	NAVER Corp (Information Technology)	2,463,850
3,838	NCSoft Corp. (Information Technology)	744,821
1,140	Orion Corp. (Consumer Staples)	845,298
684	Ottogi Corp. (Consumer Staples)	633,835
10,703	POSCO (Materials)	1,717,915
19,142	S-1 Corp. (Industrials)	1,420,907
17,428	Samsung Electronics Co. Ltd. (Information Technology)	16,600,779

Common Stocks – (continued)
South Korea – (continued)
3,103	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	$760,256
11,162	Samsung Life Insurance Co. Ltd. (Financials)	1,010,871
44,324	Shinhan Financial Group Co. Ltd. (Financials)	1,360,149
4,172	SK Holdings Co. Ltd. (Industrials)	836,627
91,721	SK Hynix, Inc. (Information Technology)	2,224,978
8,398	SK Innovation Co. Ltd. (Energy)	984,645
114,633	SK Networks Co. Ltd. (Industrials)	552,448
8,964	SK Telecom Co. Ltd. (Telecommunication Services)	1,692,483
10,007	S-Oil Corp. (Energy)	639,244
92,137	Woori Bank (Financials)	648,915
4,393	Yuhan Corp. (Health Care)	918,242

		90,705,052

Taiwan – 11.7%
167,924	Advantech Co. Ltd. (Information Technology)	1,162,209
945,766	Asia Cement Corp. (Materials)	785,482
85,355	Asustek Computer, Inc. (Information Technology)	702,473
2,502,746	AU Optronics Corp. (Information Technology)	678,555
1,207,206	Cathay Financial Holding Co. Ltd. (Financials)	1,354,983
1,376,103	Chang Hwa Commercial Bank Ltd. (Financials)	674,966
348,161	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	610,791
2,123,278	China Airlines Ltd. (Industrials)*	734,764
2,563,272	China Development Financial Holding Corp. (Financials)	616,290
1,516,632	China Life Insurance Co. Ltd./Taiwan (Financials)	1,054,231
1,830,202	China Steel Corp. (Materials)	1,134,514
640,040	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	2,012,644
2,306,370	CTBC Financial Holding Co. Ltd. (Financials)	1,124,314
1,251,304	E.Sun Financial Holding Co. Ltd. (Financials)	647,642
58,736	Eclat Textile Co. Ltd. (Consumer Discretionary)	742,330
370,811	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	775,498
316,949	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	1,721,512
1,633,303	First Financial Holding Co. Ltd. (Financials)	761,802
387,585	Formosa Chemicals & Fibre Corp. (Materials)	872,393

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 29, 2016 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
353,912	Formosa Petrochemical Corp. (Energy)	$898,838
440,852	Formosa Plastics Corp. (Materials)	1,048,005
752,062	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	685,709
1,314,381	Fubon Financial Holding Co. Ltd. (Financials)	1,560,313
1,843,176	Hon Hai Precision Industry Co. Ltd. (Information Technology)	4,326,183
1,327,200	Hua Nan Financial Holdings Co. Ltd. (Financials)	619,030
1,061,222	Inotera Memories, Inc. (Information Technology)*	910,112
17,778	Largan Precision Co. Ltd. (Information Technology)	1,356,140
91,664	MediaTek, Inc. (Information Technology)	650,960
1,254,669	Mega Financial Holding Co. Ltd. (Financials)	826,831
302,843	Nan Ya Plastics Corp. (Materials)	581,409
640,134	Pou Chen Corp. (Consumer Discretionary)	794,581
333,519	Powertech Technology, Inc. (Information Technology)	725,609
419,812	President Chain Store Corp. (Consumer Staples)	2,848,688
1,578,249	Ruentex Development Co. Ltd. (Financials)	2,146,631
3,895,419	Shin Kong Financial Holding Co. Ltd. (Financials)	736,135
2,433,848	SinoPac Financial Holdings Co Ltd. (Financials)	667,931
563,488	Standard Foods Corp. (Consumer Staples)	1,400,581
4,012,672	Taiwan Business Bank (Financials)*	1,013,069
1,488,073	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	633,613
256,575	Taiwan Mobile Co. Ltd. (Telecommunication Services)	791,374
3,952,503	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	17,721,562
1,289,028	Uni-President Enterprises Corp. (Consumer Staples)	2,222,596
1,241,724	Wistron Corp. (Information Technology)	739,833
557,237	WPG Holdings Ltd. (Information Technology)	569,276

		64,642,402

Thailand – 1.6%
370,676	Advanced Info Service PCL NVDR (Telecommunication Services)	1,773,794
86,064	Airports of Thailand PCL NVDR (Industrials)	963,782

Common Stocks – (continued)
Thailand – (continued)
1,290,302	BEC World PCL NVDR (Consumer Discretionary)	$1,140,739
2,740,305	BTS Group Holdings PCL NVDR (Industrials)	638,353
138,473	Bumrungrad Hospital PCL NVDR (Health Care)	843,352
548,081	CP ALL PCL NVDR (Consumer Staples)	665,296
296,196	Glow Energy PCL NVDR (Utilities)	671,283
129,801	PTT PCL NVDR (Energy)	947,187
185,444	Siam Commercial Bank PCL (The) NVDR (Financials)	720,853
1,371,220	Thai Union Group PCL NVDR (Consumer Staples)	765,851

		9,130,490

Turkey – 1.4%
115,997	BIM Birlesik Magazalar AS (Consumer Staples)	2,149,329
291,743	Haci Omer Sabanci Holding AS (Financials)	860,972
166,709	KOC Holding AS (Industrials)	730,071
34,823	Tupras Turkiye Petrol Rafinerileri AS (Energy)*	894,499
260,239	Turk Hava Yollari AO (Industrials)*	644,697
380,923	Turk Telekomunikasyon AS (Telecommunication Services)	743,849
289,091	Turkiye Garanti Bankasi AS (Financials)	720,086
165,882	Turkiye Halk Bankasi AS (Financials)	561,398
440,225	Turkiye Is Bankasi, Class C (Financials)	673,418

		7,978,319

United Arab Emirates – 0.5%
1,018,250	Aldar Properties PJSC (Financials)	693,055
408,774	Dubai Islamic Bank PJSC (Financials)	711,143
267,776	Emirates Telecommunications Group Co. PJSC (Telecommunication Services)	1,279,446

		2,683,644

TOTAL COMMON STOCKS
(Cost $560,336,484)		$531,763,918

Preferred Stocks – 3.1%

Brazil – 1.8%
349,890	Banco Bradesco SA (Financials)	$1,876,373
173,125	Braskem SA, Class A (Materials)	1,109,413
295,674	Centrais Eletricas Brasileiras SA, Class B (Utilities)	725,940
85,643	Cia Brasileira de Distribuicao (Consumer Staples)	894,890

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Preferred Stocks – (continued)
Brazil – (continued)
866,066	Gerdau SA (Materials)	$768,279
454,541	Itau Unibanco Holding SA (Financials)	2,901,350
369,533	Itausa – Investimentos Itau SA (Financials)	633,331
217,662	Suzano Papel e Celulose SA, Class A (Materials)	902,527

		9,812,103

South Korea – 1.1%
19,780	Amorepacific Corp. (Consumer Staples)	3,590,693
2,920	Samsung Electronics Co. Ltd. (Information Technology)	2,328,067

		5,918,760

Chile – 0.1%
277,030	Embotelladora Andina SA, Class B (Consumer Staples)	825,648

Russia – 0.1%
292	AK Transneft OAO (Energy)	695,728

TOTAL PREFERRED STOCKS
(Cost $18,498,891)		$17,252,239

TOTAL INVESTMENTS – 99.0%
(Cost $578,835,375)		$549,016,157

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		5,518,286

NET ASSETS – 100.0%		$554,534,443

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non Income Producing

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

February 29, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Australia – 5.7%
2,907	AGL Energy Ltd. (Utilities)	$38,080
3,788	Amcor Ltd. (Materials)	37,905
11,181	AMP Ltd. (Financials)	42,486
3,663	APA Group (Utilities)	22,814
12,052	Aristocrat Leisure Ltd. (Consumer Discretionary)	86,082
3,679	Asciano Ltd. (Industrials)	23,308
2,415	ASX Ltd. (Financials)	72,498
10,786	Australia & New Zealand Banking Group Ltd. (Financials)	172,567
3,906	Bank of Queensland Ltd. (Financials)	29,433
13,139	Bendigo & Adelaide Bank Ltd. (Financials)	80,332
2,211	BHP Billiton Ltd. (Materials)	24,588
2,549	BHP Billiton PLC (Materials)	25,861
3,294	Brambles Ltd. (Industrials)	29,386
2,662	Caltex Australia Ltd. (Energy)	69,475
4,212	Challenger Ltd. (Financials)	22,623
4,583	CIMIC Group Ltd. (Industrials)	103,309
2,591	Coca-Cola Amatil Ltd. (Consumer Staples)	15,749
3,039	Cochlear Ltd. (Health Care)	222,465
8,839	Commonwealth Bank of Australia (Financials)	442,812
2,837	CSL Ltd. (Health Care)	208,144
3,430	Dexus Property Group REIT (Financials)	18,448
10,254	DUET Group (Utilities)	16,625
5,297	Flight Centre Travel Group Ltd. (Consumer Discretionary)	156,632
122,463	Fortescue Metals Group Ltd. (Materials)	178,437
8,580	Goodman Group REIT (Financials)	39,772
12,009	GPT Group (The) REIT (Financials)	42,201
10,884	Harvey Norman Holdings Ltd. (Consumer Discretionary)	37,159
9,664	Incitec Pivot Ltd. (Materials)	20,086
9,012	Insurance Australia Group Ltd. (Financials)	33,278
3,749	LendLease Group (Financials)	34,891
1,739	Macquarie Group Ltd. (Financials)	79,816
16,441	Medibank Pvt Ltd. (Financials)	29,592
18,992	Mirvac Group REIT (Financials)	24,824
11,180	National Australia Bank Ltd. (Financials)	193,165
4,238	Newcrest Mining Ltd. (Materials)*	52,973
31,514	Platinum Asset Management Ltd. (Financials)	133,703
22,163	Qantas Airways Ltd. (Industrials)*	61,103
3,860	QBE Insurance Group Ltd. (Financials)	29,142
580	Ramsay Health Care Ltd. (Health Care)	27,441
5,035	REA Group Ltd. (Consumer Discretionary)	186,825
19,326	Scentre Group REIT (Financials)	60,322
1,622	Sonic Healthcare Ltd. (Health Care)	21,294
99,197	South32 Ltd. (Materials)*	88,564
13,107	Stockland REIT (Financials)	39,038
7,426	Suncorp Group Ltd. (Financials)	59,405

Common Stocks – (continued)
Australia – (continued)
17,104	Sydney Airport (Industrials)	$78,797
13,752	Tabcorp Holdings Ltd. (Consumer Discretionary)	42,236
12,144	Tatts Group Ltd. (Consumer Discretionary)	33,741
36,194	Telstra Corp. Ltd. (Telecommunication Services)	135,721
2,371	TPG Telecom Ltd. (Telecommunication Services)	17,781
15,754	Transurban Group (Industrials)	127,713
3,148	Treasury Wine Estates Ltd. (Consumer Staples)	21,698
9,775	Vicinity Centres REIT (Financials)	21,713
3,327	Vocus Communications Ltd. (Telecommunication Services)	19,486
2,907	Wesfarmers Ltd. (Consumer Staples)	81,163
11,290	Westfield Corp. REIT (Financials)	80,639
13,370	Westpac Banking Corp. (Financials)	274,549
9,836	Woolworths Ltd. (Consumer Staples)	160,881

		4,530,771

Austria – 0.1%
700	ANDRITZ AG (Industrials)	33,569
603	Erste Group Bank AG (Financials)*	15,544

		49,113

Belgium – 1.5%
2,205	Ageas (Financials)	81,471
2,945	Anheuser-Busch InBev SA/NV (Consumer Staples)	331,509
2,191	Colruyt SA (Consumer Staples)	117,746
2,584	Delhaize Group (Consumer Staples)	262,402
805	Groupe Bruxelles Lambert SA (Financials)	61,594
840	KBC Groep NV (Financials)	44,631
1,034	Proximus SADP (Telecommunication Services)	32,666
755	Solvay SA (Materials)	70,131
2,053	Telenet Group Holding NV (Consumer Discretionary)*	107,954
502	UCB SA (Health Care)	37,342
737	Umicore SA (Materials)	33,405

		1,180,851

Canada – 7.8%
428	Agrium, Inc. (Materials)	36,812
6,631	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	299,682
840	Atco Ltd., Class I (Utilities)	22,243
1,932	Bank of Montreal (Financials)	106,470
4,167	Bank of Nova Scotia (The) (Financials)	168,452
1,401	BCE, Inc. (Telecommunication Services)	60,442
14,231	BlackBerry Ltd. (Information Technology)*	110,940
5,841	Brookfield Asset Management, Inc., Class A (Financials)	179,076

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
2,345	CAE, Inc. (Industrials)	$25,828
1,610	Canadian Imperial Bank of Commerce (Financials)	106,909
1,753	Canadian National Railway Co. (Industrials)	101,717
982	Canadian Natural Resources Ltd. (Energy)	20,501
153	Canadian Pacific Railway Ltd. (Industrials)	18,624
297	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	28,841
1,087	Canadian Utilities Ltd., Class A (Utilities)	26,120
275	CCL Industries, Inc., Class B (Materials)	42,011
6,242	Cenovus Energy, Inc. (Energy)	71,332
1,715	CGI Group, Inc., Class A (Information Technology)*	71,671
7,783	CI Financial Corp. (Financials)	172,196
861	Constellation Software, Inc. (Information Technology)	358,816
4,447	Dollarama, Inc. (Consumer Discretionary)	258,560
18,219	Empire Co. Ltd. (Consumer Staples)	352,114
1,424	Enbridge, Inc. (Energy)	50,239
5,397	Encana Corp. (Energy)	23,308
108	Fairfax Financial Holdings Ltd. (Financials)	57,029
6,433	Finning International, Inc. (Industrials)	88,949
2,662	First Capital Realty, Inc. (Financials)	38,517
1,162	Fortis, Inc. (Utilities)	32,177
3,235	George Weston Ltd. (Consumer Staples)	263,056
989	Gildan Activewear, Inc. (Consumer Discretionary)	25,539
5,099	Great-West Lifeco, Inc. (Financials)	131,747
2,242	H&R Real Estate Investment Trust REIT (Financials)	31,083
3,476	Husky Energy, Inc. (Energy)	37,850
1,577	IGM Financial, Inc. (Financials)	41,806
5,672	Industrial Alliance Insurance & Financial Services, Inc. (Financials)	152,289
1,873	Intact Financial Corp. (Financials)	116,492
5,985	Jean Coutu Group PJC, Inc. (The), Class A (Consumer Staples)	90,133
36,151	Kinross Gold Corp. (Materials)*	105,683
382	Linamar Corp. (Consumer Discretionary)	16,666
3,520	Loblaw Cos. Ltd. (Consumer Staples)	178,599
8,621	Manulife Financial Corp. (Financials)	115,256
6,796	Metro, Inc. (Consumer Staples)	216,934
2,205	National Bank of Canada (Financials)	60,000
822	Onex Corp. (Financials)	48,303
1,190	Potash Corp. of Saskatchewan, Inc. (Materials)	20,144
8,826	Power Corp. of Canada (Financials)	191,558
5,525	Power Financial Corp. (Financials)	128,601
1,855	RioCan Real Estate Investment Trust REIT (Financials)	35,112
1,325	Rogers Communications, Inc., Class B (Telecommunication Services)	48,986

Common Stocks – (continued)
Canada – (continued)
6,797	Royal Bank of Canada (Financials)	$346,574
4,555	Saputo, Inc. (Consumer Staples)	132,487
1,645	Shaw Communications, Inc., Class B (Consumer Discretionary)	28,453
943	Smart Real Estate Investment Trust REIT (Financials)	22,402
2,760	Sun Life Financial, Inc. (Financials)	82,193
6,184	Suncor Energy, Inc. (Energy)	151,016
974	TELUS Corp. (Telecommunication Services)	28,337
6,953	Toronto-Dominion Bank (The) (Financials)	269,117
1,330	TransCanada Corp. (Energy)	48,748
35,737	Turquoise Hill Resources Ltd. (Materials)*	78,882
5,885	Veresen, Inc. (Energy)	34,538

		6,208,160

China – 0.1%
135,242	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	87,017

Denmark – 2.3%
1,909	Carlsberg A/S, Class B (Consumer Staples)	165,041
897	Chr Hansen Holding A/S (Materials)	55,389
2,050	Coloplast A/S, Class B (Health Care)	155,283
2,802	Danske Bank A/S (Financials)	76,571
1,404	DSV A/S (Industrials)	57,511
221	Genmab A/S (Health Care)*	27,154
1,995	ISS A/S (Industrials)	69,455
12,277	Novo Nordisk A/S, Class B (Health Care)	636,661
387	Novozymes A/S, Class B (Materials)	16,630
1,876	Pandora A/S (Consumer Discretionary)	237,476
13,379	TDC A/S (Telecommunication Services)	56,908
1,906	Tryg A/S (Financials)	34,817
1,309	Vestas Wind Systems A/S (Industrials)	88,609
1,611	William Demant Holding A/S (Health Care)*	140,099

		1,817,604

Finland – 0.8%
1,759	Elisa OYJ (Telecommunication Services)	62,861
1,505	Fortum OYJ (Utilities)	19,999
871	Kone OYJ, Class B (Industrials)*	38,755
1,927	Neste OYJ (Energy)	60,531
2,664	Nokia OYJ (Information Technology)	16,224
508	Nokian Renkaat OYJ (Consumer Discretionary)	16,730
3,792	Orion OYJ, Class B (Health Care)	128,550
2,251	Sampo OYJ, Class A (Financials)	101,453
12,190	UPM-Kymmene OYJ (Materials)	207,285
420	Wartsila OYJ Abp (Industrials)	16,944

		669,332

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 29, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – 9.5%
2,903	Accor SA (Consumer Discretionary)	$123,489
280	Aeroports de Paris (Industrials)	32,903
1,103	Air Liquide SA (Materials)	115,268
1,239	Airbus Group SE (Industrials)	80,478
1,048	Alstom SA (Industrials)*	22,968
5,571	Atos SE (Information Technology)	407,076
8,229	AXA SA (Financials)	181,462
5,034	BNP Paribas SA (Financials)	235,197
424	Bouygues SA (Industrials)	16,615
978	Bureau Veritas SA (Industrials)	19,526
2,130	Cap Gemini SA (Information Technology)	177,511
5,389	Carrefour SA (Consumer Staples)	142,843
2,170	Casino Guichard Perrachon SA (Consumer Staples)	97,967
1,576	Christian Dior SE (Consumer Discretionary)	278,009
933	Cie de Saint-Gobain (Industrials)	36,262
827	Cie Generale des Etablissements Michelin (Consumer Discretionary)	74,941
6,942	CNP Assurances (Financials)	102,884
11,729	Credit Agricole SA (Financials)	122,165
4,319	Danone SA (Consumer Staples)	301,419
2,021	Dassault Systemes (Information Technology)	153,473
2,100	Engie SA (Utilities)	32,595
1,509	Essilor International SA (Health Care)	179,782
4,003	Eurazeo SA (Financials)	234,610
2,627	Eutelsat Communications SA (Consumer Discretionary)	79,765
385	Fonciere Des Regions REIT (Financials)	31,613
455	Gecina SA REIT (Financials)	56,359
779	Hermes International (Consumer Discretionary)	266,200
420	ICADE REIT (Financials)	29,289
82	Iliad SA (Telecommunication Services)	20,150
385	Imerys SA (Materials)	23,343
175	Ingenico Group SA (Information Technology)	17,729
808	JCDecaux SA (Consumer Discretionary)	31,781
105	Kering (Consumer Discretionary)	18,334
1,228	Klepierre REIT (Financials)	51,250
592	Lagardere SCA (Consumer Discretionary)	17,107
1,024	Legrand SA (Industrials)	51,086
2,424	L’Oreal SA (Consumer Staples)	410,873
1,507	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	251,837
1,365	Numericable-SFR SAS (Consumer Discretionary)	49,960
4,730	Orange SA (Telecommunication Services)	82,307
960	Pernod Ricard SA (Consumer Staples)	102,337
14,500	Peugeot SA (Consumer Discretionary)*	218,679
1,658	Publicis Groupe SA (Consumer Discretionary)	102,974
315	Remy Cointreau SA (Consumer Staples)	21,802
1,836	Renault SA (Consumer Discretionary)	167,851

Common Stocks – (continued)
France – (continued)
14,515	Rexel SA (Industrials)	$178,373
1,583	Safran SA (Industrials)	98,574
6,206	Sanofi (Health Care)	493,530
2,065	Schneider Electric SE (Industrials)	122,889
4,064	SCOR SE (Financials)	142,430
947	Societe BIC SA (Industrials)	131,501
4,380	Societe Generale SA (Financials)	154,313
793	Sodexo SA (Consumer Discretionary)	80,709
1,963	Suez Environnement Co. (Utilities)	34,009
730	Thales SA (Industrials)	58,227
5,705	TOTAL SA (Energy)	256,474
344	Unibail-Rodamco SE REIT (Financials)	85,874
350	Valeo SA (Consumer Discretionary)	48,601
4,210	Veolia Environnement SA (Utilities)	95,559
2,662	Vinci SA (Industrials)	184,593
5,980	Vivendi SA (Consumer Discretionary)	124,299
215	Wendel SA (Financials)	20,455

		7,582,479

Germany – 7.0%
2,694	adidas AG (Consumer Discretionary)	288,209
2,403	Allianz SE (Financials)	358,357
525	Axel Springer SE (Consumer Discretionary)	26,628
2,136	BASF SE (Materials)	139,670
3,903	Bayer AG (Health Care)	408,941
315	Bayerische Motoren Werke AG (Consumer Discretionary)	25,721
2,691	Beiersdorf AG (Consumer Staples)	233,766
940	Brenntag AG (Industrials)	45,706
345	Continental AG (Consumer Discretionary)	69,199
1,845	Daimler AG (Consumer Discretionary)	126,496
2,313	Deutsche Boerse AG (Financials)	191,430
8,162	Deutsche Lufthansa AG (Industrials)*	122,251
9,475	Deutsche Post AG (Industrials)	225,822
16,951	Deutsche Telekom AG (Telecommunication Services)	284,928
6,516	Deutsche Wohnen AG (Financials)	172,574
9,189	E.ON SE (Utilities)	83,718
946	Evonik Industries AG (Materials)	28,596
1,052	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	60,913
1,640	Fresenius Medical Care AG & Co KGaA (Health Care)	138,582
2,339	Fresenius SE & Co KGaA (Health Care)	154,723
778	GEA Group AG (Industrials)	34,384
1,287	Hannover Rueck SE (Financials)	132,567
2,049	HeidelbergCement AG (Materials)	150,746
923	Henkel AG & Co KGaA (Consumer Staples)	81,786
2,441	HUGO BOSS AG (Consumer Discretionary)	139,350
3,355	Infineon Technologies AG (Information Technology)	41,065

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
1,450	Kabel Deutschland Holding AG (Consumer Discretionary)	$179,843
630	LANXESS AG (Materials)	26,282
420	Linde AG (Materials)	58,641
525	MAN SE (Industrials)	53,907
2,187	Merck KGaA (Health Care)	186,324
4,549	METRO AG (Consumer Staples)	112,175
1,037	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	204,562
1,465	OSRAM Licht AG (Industrials)	68,702
2,417	ProSiebenSat.1 Media SE (Consumer Discretionary)	124,153
4,136	SAP SE (Information Technology)	314,309
1,505	Siemens AG (Industrials)	139,749
1,533	Symrise AG (Materials)	98,508
11,009	Telefonica Deutschland Holding AG (Telecommunication Services)	53,470
3,080	TUI AG (Consumer Discretionary)	46,013
917	United Internet AG (Information Technology)	44,946
1,123	Vonovia SE (Financials)	35,044
2,303	Zalando SE (Consumer Discretionary)*(a)	72,092

		5,584,848

Hong Kong – 2.4%
44,579	AIA Group Ltd. (Financials)	227,592
14,043	Bank of East Asia Ltd. (The) (Financials)	44,696
26,055	BOC Hong Kong Holdings Ltd. (Financials)	67,683
7,246	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	73,940
3,008	CK Hutchison Holdings Ltd. (Industrials)	36,342
4,093	CLP Holdings Ltd. (Utilities)	35,687
26,861	First Pacific Co. Ltd. (Financials)	18,618
4,874	Hang Seng Bank Ltd. (Financials)	82,360
3,887	Henderson Land Development Co. Ltd. (Financials)	20,994
76,321	HK Electric Investments & HK Electric Investments Ltd. (Utilities)(a)	63,796
11,524	HKT Trust & HKT Ltd. (Telecommunication Services)	15,946
15,627	Hong Kong & China Gas Co. Ltd. (Utilities)	27,491
7,998	Hong Kong Exchanges and Clearing Ltd. (Financials)	173,719
4,163	Hysan Development Co. Ltd. (Financials)	16,489
279	Jardine Matheson Holdings Ltd. (Industrials)	16,243
18,499	Kerry Properties Ltd. (Financials)	43,439
19,036	Link REIT (Financials)	107,345
10,027	MTR Corp. Ltd. (Industrials)	46,356
136,192	New World Development Co. Ltd. (Financials)	114,192
80,121	NWS Holdings Ltd. (Industrials)	113,750

Common Stocks – (continued)
Hong Kong – (continued)
2,959	Power Assets Holdings Ltd. (Utilities)	$28,045
201,409	SJM Holdings Ltd. (Consumer Discretionary)	122,770
6,535	Sun Hung Kai Properties Ltd. (Financials)	72,988
3,885	Swire Pacific Ltd., Class A (Financials)	37,870
11,132	Techtronic Industries Co. Ltd. (Consumer Discretionary)	42,517
246,675	WH Group Ltd. (Consumer Staples)*(a)	143,384
8,011	Wharf Holdings Ltd. (The) (Financials)	40,229
20,774	Wheelock & Co. Ltd. (Financials)	82,015

		1,916,496

Ireland – 0.6%
2,100	CRH PLC (Materials)	54,078
1,958	Experian PLC (Industrials)	32,280
3,049	James Hardie Industries PLC CDI (Materials)	39,003
1,039	Kerry Group PLC, Class A (Consumer Staples)	90,822
4,310	Shire PLC (Health Care)	227,523

		443,706

Israel – 1.1%
767	Azrieli Group (Financials)	27,872
26,780	Bank Hapoalim BM (Financials)	131,220
23,849	Bank Leumi Le-Israel BM (Financials)*	79,760
23,790	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	53,407
304	Check Point Software Technologies Ltd. (Information Technology)*	25,253
5,383	Mizrahi Tefahot Bank Ltd. (Financials)	59,540
2,124	NICE-Systems Ltd. (Information Technology)	128,515
6,408	Teva Pharmaceutical Industries Ltd. (Health Care)	361,939

		867,506

Italy – 2.3%
2,926	Assicurazioni Generali SpA (Financials)	40,726
2,270	Atlantia SpA (Industrials)	56,260
11,094	Banco Popolare SC (Financials)*	91,311
18,865	Enel Green Power SpA (Utilities)	36,732
62,866	Enel SpA (Utilities)	253,009
4,275	Eni SpA (Energy)	60,153
1,118	EXOR SpA (Financials)	37,062
6,090	Finmeccanica SpA (Industrials)*	63,094
27,190	Intesa Sanpaolo SpA (Financials)	69,190
8,766	Intesa Sanpaolo SpA-RSP (Financials)	20,745
4,757	Luxottica Group SpA (Consumer Discretionary)	272,650
8,469	Prysmian SpA (Industrials)	172,997
15,436	Snam SpA (Utilities)	83,491
193,429	Telecom Italia SpA (Telecommunication Services)*	188,943

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 29, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
237,896	Telecom Italia SpA-RSP (Telecommunication Services)	$184,430
14,698	Terna Rete Elettrica Nazionale SpA (Utilities)	76,721
11,883	UniCredit SpA (Financials)	44,364
41,545	UnipolSai SpA (Financials)	85,542

		1,837,420

Japan – 22.0%
1,089	ABC-Mart, Inc. (Consumer Discretionary)	62,614
5,387	Acom Co. Ltd. (Financials)*	24,006
2,690	Aeon Co. Ltd. (Consumer Staples)	35,271
410	Aisin Seiki Co. Ltd. (Consumer Discretionary)	16,418
4,269	Ajinomoto Co., Inc. (Consumer Staples)	104,631
3,396	Alfresa Holdings Corp. (Health Care)	61,496
25,549	ANA Holdings, Inc. (Industrials)	72,273
13,197	Aozora Bank Ltd. (Financials)	42,909
8,736	Asahi Glass Co. Ltd. (Industrials)	42,335
2,840	Asahi Group Holdings Ltd. (Consumer Staples)	83,432
4,674	Asahi Kasei Corp. (Materials)	26,431
1,218	Asics Corp. (Consumer Discretionary)	22,186
17,331	Astellas Pharma, Inc. (Health Care)	249,351
4,625	Bandai Namco Holdings, Inc. (Consumer Discretionary)	92,152
4,212	Bank of Yokohama Ltd. (The) (Financials)	19,087
5,132	Benesse Holdings, Inc. (Consumer Discretionary)	155,949
2,819	Bridgestone Corp. (Consumer Discretionary)	98,724
12,872	Brother Industries Ltd. (Information Technology)	140,722
5,118	Calbee, Inc. (Consumer Staples)	207,214
7,901	Canon, Inc. (Information Technology)	221,403
1,997	Casio Computer Co. Ltd. (Consumer Discretionary)	36,782
588	Central Japan Railway Co. (Industrials)	105,306
3,687	Chiba Bank Ltd. (The) (Financials)	17,279
7,951	Chubu Electric Power Co., Inc. (Utilities)	104,816
1,507	Chugoku Electric Power Co., Inc. (The) (Utilities)	20,133
2,863	Citizen Holdings Co. Ltd. (Information Technology)	15,726
2,806	Dai Nippon Printing Co. Ltd. (Industrials)	24,138
2,982	Daicel Corp. (Materials)	38,069
2,168	Daihatsu Motor Co. Ltd. (Consumer Discretionary)	30,117
3,677	Daiichi Sankyo Co. Ltd. (Health Care)	76,749
455	Daikin Industries Ltd. (Industrials)	30,535
910	Daito Trust Construction Co. Ltd. (Financials)	123,188

Common Stocks – (continued)
Japan – (continued)
5,434	Daiwa House Industry Co. Ltd. (Financials)	$148,758
3,921	Daiwa Securities Group, Inc. (Financials)	23,159
1,087	Denso Corp. (Consumer Discretionary)	40,321
702	Dentsu, Inc. (Consumer Discretionary)	32,651
1,300	East Japan Railway Co. (Industrials)	114,204
2,115	Eisai Co. Ltd. (Health Care)	130,376
576	Electric Power Development Co. Ltd. (Utilities)	17,784
1,904	FamilyMart Co. Ltd. (Consumer Staples)	91,426
146	FANUC Corp. (Industrials)	21,472
634	Fast Retailing Co. Ltd. (Consumer Discretionary)	176,032
1,850	Fuji Heavy Industries Ltd. (Consumer Discretionary)	60,577
5,994	FUJIFILM Holdings Corp. (Information Technology)	224,732
23,664	Fujitsu Ltd. (Information Technology)	86,605
49,408	GungHo Online Entertainment, Inc. (Information Technology)	117,748
7,639	Gunma Bank Ltd. (The) (Financials)	33,568
3,729	Hachijuni Bank Ltd. (The) (Financials)	17,113
2,555	Hakuhodo DY Holdings, Inc. (Consumer Discretionary)	28,883
9,040	Hankyu Hanshin Holdings, Inc. (Industrials)	57,904
2,417	Hikari Tsushin, Inc. (Consumer Discretionary)	170,662
6,340	Hitachi Construction Machinery Co. Ltd. (Industrials)	88,128
9,380	Hitachi Ltd. (Information Technology)	39,714
13,731	Hokuhoku Financial Group, Inc. (Financials)	20,437
2,874	Hokuriku Electric Power Co. (Utilities)	42,827
8,209	Honda Motor Co. Ltd. (Consumer Discretionary)	209,961
249	Hoshizaki Electric Co. Ltd. (Industrials)	19,280
4,549	Hoya Corp. (Health Care)	164,429
5,153	Idemitsu Kosan Co. Ltd. (Energy)	78,157
4,248	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	77,791
5,802	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	67,439
15,573	ITOCHU Corp. (Industrials)	183,565
632	Japan Airlines Co. Ltd. (Industrials)	22,620
884	Japan Airport Terminal Co. Ltd. (Industrials)	31,053
2,465	Japan Exchange Group, Inc. (Financials)	38,239
2,881	Japan Tobacco, Inc. (Consumer Staples)	114,602
1,474	JFE Holdings, Inc. (Materials)	17,655
32,790	JX Holdings, Inc. (Energy)	127,558
5,848	Kajima Corp. (Industrials)	33,573
12,812	Kakaku.com, Inc. (Information Technology)	225,310
8,850	Kamigumi Co. Ltd. (Industrials)	82,953

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
4,933	Kaneka Corp. (Materials)	$36,973
1,487	Kansai Electric Power Co., Inc. (The) (Utilities)*	16,336
6,470	Kao Corp. (Consumer Staples)	326,667
16,175	KDDI Corp. (Telecommunication Services)	412,418
7,625	Keihan Electric Railway Co. Ltd. (Industrials)	52,826
3,506	Keikyu Corp. (Industrials)	31,092
3,484	Keio Corp. (Industrials)	32,008
3,276	Keisei Electric Railway Co. Ltd. (Industrials)	45,073
124	Keyence Corp. (Information Technology)	64,167
1,205	Kikkoman Corp. (Consumer Staples)	39,659
9,818	Kintetsu Group Holdings Co. Ltd. (Industrials)	42,099
4,642	Kirin Holdings Co. Ltd. (Consumer Staples)	61,153
51,237	Kobe Steel Ltd. (Materials)	39,492
807	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	35,569
1,647	Komatsu Ltd. (Industrials)	25,075
1,522	Konami Holdings Corp. (Information Technology)	36,932
17,541	Konica Minolta, Inc. (Information Technology)	147,166
1,798	Kose Corp. (Consumer Staples)	154,672
1,227	Kubota Corp. (Industrials)	15,724
2,249	Kuraray Co. Ltd. (Materials)	24,587
1,262	Kurita Water Industries Ltd. (Industrials)	27,504
873	Kyocera Corp. (Information Technology)	38,455
1,367	Kyowa Hakko Kirin Co. Ltd. (Health Care)	20,382
1,633	Kyushu Electric Power Co., Inc. (Utilities)*	16,420
2,340	Lawson, Inc. (Consumer Staples)	180,359
4,957	M3, Inc. (Health Care)	118,090
809	Mabuchi Motor Co. Ltd. (Industrials)	35,514
268	Makita Corp. (Industrials)	15,742
4,843	Marubeni Corp. (Industrials)	24,259
1,505	Marui Group Co. Ltd. (Consumer Discretionary)	20,627
1,132	Maruichi Steel Tube Ltd. (Materials)	30,788
5,184	Mazda Motor Corp. (Consumer Discretionary)	72,243
1,962	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	45,680
9,829	Medipal Holdings Corp. (Health Care)	150,820
2,906	MEIJI Holdings Co. Ltd. (Consumer Staples)	233,252
1,571	Miraca Holdings, Inc. (Health Care)	67,642
22,190	Mitsubishi Chemical Holdings Corp. (Materials)	111,899
7,487	Mitsubishi Corp. (Industrials)	119,858
4,419	Mitsubishi Electric Corp. (Industrials)	44,787

Common Stocks – (continued)
Japan – (continued)
1,748	Mitsubishi Estate Co. Ltd. (Financials)	$32,420
13,619	Mitsubishi Gas Chemical Co., Inc. (Materials)	63,586
4,766	Mitsubishi Heavy Industries Ltd. (Industrials)	16,974
7,934	Mitsubishi Materials Corp. (Materials)	22,352
21,366	Mitsubishi Motors Corp. (Consumer Discretionary)	152,188
3,961	Mitsubishi Tanabe Pharma Corp. (Health Care)	71,131
53,867	Mitsubishi UFJ Financial Group, Inc. (Financials)	232,219
20,793	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	89,712
9,708	Mitsui & Co. Ltd. (Industrials)	111,938
6,236	Mitsui Chemicals, Inc. (Materials)	20,386
912	Mitsui Fudosan Co. Ltd. (Financials)	21,193
4,694	Mixi, Inc. (Information Technology)	157,402
116,163	Mizuho Financial Group, Inc. (Financials)	170,938
1,647	MS&AD Insurance Group Holdings, Inc. (Financials)	44,839
759	Murata Manufacturing Co. Ltd. (Information Technology)	91,214
34,540	Nagoya Railroad Co. Ltd. (Industrials)	165,241
1,717	Nexon Co. Ltd. (Information Technology)	25,768
726	NH Foods Ltd. (Consumer Staples)	15,276
13,960	NHK Spring Co. Ltd. (Consumer Discretionary)	127,511
546	Nidec Corp. (Industrials)	36,603
6,777	Nikon Corp. (Consumer Discretionary)	103,088
175	Nintendo Co. Ltd. (Information Technology)	24,519
4,910	Nippon Express Co. Ltd. (Industrials)	21,750
20	Nippon Prologis REIT, Inc. REIT (Financials)	42,419
5,499	Nippon Steel & Sumitomo Metal Corp. (Materials)	94,999
4,334	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	184,533
8,575	Nissan Motor Co. Ltd. (Consumer Discretionary)	77,830
2,590	Nisshin Seifun Group, Inc. (Consumer Staples)	42,335
595	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	27,305
2,491	Nitori Holdings Co. Ltd. (Consumer Discretionary)	191,335
502	Nitto Denko Corp. (Materials)	26,578
5,682	Nomura Holdings, Inc. (Financials)	23,961
7,801	Nomura Real Estate Holdings, Inc. (Financials)	139,675
1,365	Nomura Research Institute Ltd. (Information Technology)	46,619

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 29, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,612	NTT Data Corp. (Information Technology)	$80,689
5,949	NTT DOCOMO, Inc. (Telecommunication Services)	139,219
3,298	Obayashi Corp. (Industrials)	30,066
667	Obic Co. Ltd. (Information Technology)	33,151
3,341	Odakyu Electric Railway Co. Ltd. (Industrials)	38,479
8,352	Oji Holdings Corp. (Materials)	31,595
1,835	Olympus Corp. (Health Care)	66,978
2,378	Omron Corp. (Information Technology)	62,844
276	Ono Pharmaceutical Co. Ltd. (Health Care)	51,141
1,731	Oracle Corp. Japan (Information Technology)	84,652
448	Oriental Land Co. Ltd. (Consumer Discretionary)	30,676
5,950	ORIX Corp. (Financials)	77,857
15,484	Osaka Gas Co. Ltd. (Utilities)	59,014
385	Otsuka Corp. (Information Technology)	19,033
4,027	Otsuka Holdings Co. Ltd. (Health Care)	142,243
11,367	Panasonic Corp. (Consumer Discretionary)	96,102
3,151	Park24 Co. Ltd. (Industrials)	82,463
3,814	Recruit Holdings Co. Ltd. (Industrials)	113,195
15,525	Resona Holdings, Inc. (Financials)	54,329
8,925	Ricoh Co. Ltd. (Information Technology)	88,163
189	Rinnai Corp. (Consumer Discretionary)	16,259
695	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	141,555
520	Sankyo Co. Ltd. (Consumer Discretionary)	19,095
1,227	Sanrio Co. Ltd. (Consumer Discretionary)	24,013
5,279	SBI Holdings, Inc. (Financials)	48,172
1,223	Secom Co. Ltd. (Industrials)	87,103
1,617	Sega Sammy Holdings, Inc. (Consumer Discretionary)	17,105
3,178	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	35,222
4,326	Sekisui House Ltd. (Consumer Discretionary)	70,481
3,462	Seven & i Holdings Co. Ltd. (Consumer Staples)	137,867
6,136	Seven Bank Ltd. (Financials)	26,202
1,155	Shikoku Electric Power Co., Inc. (Utilities)	16,577
2,557	Shimadzu Corp. (Information Technology)	39,870
665	Shimamura Co. Ltd. (Consumer Discretionary)	73,526
571	Shimano, Inc. (Consumer Discretionary)	89,337
3,996	Shimizu Corp. (Industrials)	30,375
767	Shin-Etsu Chemical Co. Ltd. (Materials)	38,501
5,472	Shinsei Bank Ltd. (Financials)	6,496
1,677	Shionogi & Co. Ltd. (Health Care)	71,834
9,432	Shiseido Co. Ltd. (Consumer Staples)	205,478
2,822	Shizuoka Bank Ltd. (The) (Financials)	20,651
4,763	Showa Shell Sekiyu KK (Energy)	37,302
958	SoftBank Group Corp. (Telecommunication Services)	47,308

Common Stocks – (continued)
Japan – (continued)
901	Sohgo Security Services Co. Ltd. (Industrials)	$46,696
948	Sompo Japan Nipponkoa Holdings, Inc. (Financials)	27,296
4,972	Sony Corp. (Consumer Discretionary)	105,144
1,262	Sony Financial Holdings, Inc. (Financials)	17,609
11,087	Sumitomo Chemical Co. Ltd. (Materials)	48,523
8,159	Sumitomo Corp. (Industrials)	80,307
2,034	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	24,399
6,483	Sumitomo Mitsui Financial Group, Inc. (Financials)	181,725
3,202	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	45,785
2,406	Suntory Beverage & Food Ltd. (Consumer Staples)	101,995
4,586	Suzuken Co. Ltd. (Health Care)	149,312
3,398	Sysmex Corp. (Health Care)	210,729
8,239	Taiheiyo Cement Corp. (Materials)	17,518
6,022	Taisei Corp. (Industrials)	36,492
528	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	41,679
2,942	Takashimaya Co. Ltd. (Consumer Discretionary)	23,536
3,425	Takeda Pharmaceutical Co. Ltd. (Health Care)	162,974
13,254	Teijin Ltd. (Materials)	42,742
8,196	Tobu Railway Co. Ltd. (Industrials)	42,695
671	Toho Co. Ltd. (Consumer Discretionary)	16,425
5,137	Toho Gas Co. Ltd. (Utilities)	35,817
4,838	Tohoku Electric Power Co., Inc. (Utilities)	61,806
2,760	Tokio Marine Holdings, Inc. (Financials)	96,242
19,234	Tokyo Electric Power Co., Inc. (Utilities)*	97,469
10,901	Tokyo Gas Co. Ltd. (Utilities)	50,326
2,808	Tokyo Tatemono Co. Ltd. (Financials)	32,415
11,605	Tokyu Corp. (Industrials)	97,158
4,298	TonenGeneral Sekiyu KK (Energy)	32,670
7,578	Toppan Printing Co. Ltd. (Industrials)	63,981
7,292	Toray Industries, Inc. (Materials)	58,323
877	TOTO Ltd. (Industrials)	25,213
1,616	Toyo Seikan Group Holdings Ltd. (Materials)	27,474
1,052	Toyo Suisan Kaisha Ltd. (Consumer Staples)	37,699
2,415	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	46,193
9,728	Toyota Motor Corp. (Consumer Discretionary)	508,226
2,351	Toyota Tsusho Corp. (Industrials)	47,509
664	Trend Micro, Inc. (Information Technology)	24,178
5,321	Unicharm Corp. (Consumer Staples)	115,777
26	United Urban Investment Corp. REIT (Financials)	40,863
1,613	West Japan Railway Co. (Industrials)	94,429

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
560	Yakult Honsha Co. Ltd. (Consumer Staples)	$26,741
3,516	Yamada Denki Co. Ltd. (Consumer Discretionary)	17,257
3,934	Yamaguchi Financial Group, Inc. (Financials)	37,048
1,536	Yamaha Corp. (Consumer Discretionary)	42,865
1,298	Yamaha Motor Co. Ltd. (Consumer Discretionary)	19,342
14,465	Yamazaki Baking Co. Ltd. (Consumer Staples)	273,858

		17,527,232

Luxembourg – 0.4%
1,991	Millicom International Cellular SA (Telecommunication Services)	95,645
1,645	RTL Group SA (Consumer Discretionary)	137,968
1,435	SES SA (Consumer Discretionary)	37,748
3,506	Tenaris SA (Energy)	38,285

		309,646

Macau – 0.0%
21,369	Wynn Macau Ltd. (Consumer Discretionary)	24,622

Netherlands – 2.8%
595	Akzo Nobel NV (Materials)	35,066
1,468	Altice NV, Class A (Consumer Discretionary)*	21,135
323	ASML Holding NV (Information Technology)	29,698
2,592	Boskalis Westminster (Industrials)	94,544
628	Gemalto NV (Information Technology)	39,965
3,763	Heineken Holding NV (Consumer Staples)	273,370
1,948	Heineken NV (Consumer Staples)	156,967
15,513	ING Groep NV (Financials)	183,642
15,865	Koninklijke Ahold NV (Consumer Staples)	348,555
560	Koninklijke DSM NV (Materials)	27,716
14,794	Koninklijke KPN NV (Telecommunication Services)	54,798
2,564	Koninklijke Philips NV (Industrials)	65,288
2,887	NN Group NV (Financials)	89,087
2,629	Randstad Holding NV (Industrials)	136,157
9,327	Royal Dutch Shell PLC, Class A (Energy)	214,144
5,813	Royal Dutch Shell PLC, Class B (Energy)	133,261
23,483	TNT Express NV (Industrials)	200,781
3,327	Wolters Kluwer NV (Consumer Discretionary)	125,782

		2,229,956

New Zealand – 0.1%
12,396	Auckland International Airport Ltd. (Industrials)	49,857

Common Stocks – (continued)
New Zealand – 0.1%
14,786	Spark New Zealand Ltd. (Telecommunication Services)	$33,537

		83,394

Norway – 0.7%
4,761	DNB ASA (Financials)	54,886
3,185	Gjensidige Forsikring ASA (Financials)	49,980
48,489	Norsk Hydro ASA (Materials)	192,839
8,375	Orkla ASA (Consumer Staples)	69,026
1,746	Schibsted ASA, Class A (Consumer Discretionary)	47,947
1,958	Schibsted ASA, Class B (Consumer Discretionary)*	51,344
950	Telenor ASA (Telecommunication Services)	14,210
1,260	Yara International ASA (Materials)	48,939

		529,171

Portugal – 0.3%
2,036,209	Banco Comercial Portugues SA, Class R (Financials)*	76,108
15,772	EDP – Energias de Portugal SA (Utilities)	48,961
1,441	Galp Energia SGPS SA (Energy)	15,829
4,628	Jeronimo Martins SGPS SA (Consumer Staples)	65,497

		206,395

Singapore – 1.3%
12,590	DBS Group Holdings Ltd. (Financials)	121,555
330,477	Golden Agri-Resources Ltd. (Consumer Staples)	86,934
3,581	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	98,146
28,607	Oversea-Chinese Banking Corp. Ltd. (Financials)	164,131
30,763	Singapore Exchange Ltd. (Financials)	158,785
12,357	Singapore Telecommunications Ltd. (Telecommunication Services)	32,769
58,233	StarHub Ltd. (Telecommunication Services)	141,179
5,950	United Overseas Bank Ltd. (Financials)	72,548
84,424	Wilmar International Ltd. (Consumer Staples)	186,668

		1,062,715

South Africa – 0.2%
3,878	Investec PLC (Financials)	25,611
6,562	Mediclinic International PLC (Health Care)	81,252
1,796	Mondi PLC (Materials)	32,337

		139,200

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 29, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – 2.6%
2,240	Abertis Infraestructuras SA (Industrials)	$33,709
7,476	ACS Actividades de Construccion y Servicios SA (Industrials)	194,669
301	Aena SA (Industrials)*(a)	34,242
4,623	Amadeus IT Holding SA, Class A (Information Technology)	186,684
12,490	Banco Bilbao Vizcaya Argentaria SA (Financials)	79,458
51,081	Banco Santander SA (Financials)	208,299
28,651	Distribuidora Internacional de Alimentacion SA (Consumer Staples)*	144,571
1,577	Enagas SA (Utilities)	44,491
3,412	Endesa SA (Utilities)	61,838
4,826	Ferrovial SA (Industrials)	93,495
1,575	Gas Natural SDG SA (Utilities)	27,595
2,102	Grifols SA (Health Care)	46,135
35,170	Iberdrola SA (Utilities)	227,908
9,946	Industria de Diseno Textil SA (Consumer Discretionary)	309,291
41,236	Mapfre SA (Financials)	80,649
490	Red Electrica Corp. SA (Utilities)	38,946
1,848	Repsol SA (Energy)	19,124
12,017	Telefonica SA (Telecommunication Services)	120,700
7,280	Zardoya Otis SA (Industrials)	77,915

		2,029,719

Sweden – 2.3%
1,505	Alfa Laval AB (Industrials)	23,656
6,389	Assa Abloy AB, Class B (Industrials)	122,813
4,062	Atlas Copco AB, Class A (Industrials)	91,655
1,647	Atlas Copco AB, Class B (Industrials)	34,670
7,981	Boliden AB (Materials)	120,241
3,850	Electrolux AB, Series B (Consumer Discretionary)	90,413
733	Getinge AB, Class B (Health Care)	16,275
10,400	Hennes & Mauritz AB, Class B (Consumer Discretionary)	337,952
1,225	Hexagon AB, Class B (Information Technology)	41,746
2,527	ICA Gruppen AB (Consumer Staples)	75,143
1,771	Industrivarden AB, Class C (Financials)	27,280
1,024	Investment AB Kinnevik, Class B (Financials)	25,466
2,118	Investor AB, Class B (Financials)	70,305
5,590	Nordea Bank AB (Financials)	55,744
9,118	Securitas AB, Class B (Industrials)	136,628
5,809	Skandinaviska Enskilda Banken AB, Class A (Financials)	56,880
1,717	Skanska AB, Class B (Industrials)	36,583
2,517	Svenska Cellulosa AB SCA, Class B (Consumer Staples)	75,227
5,921	Svenska Handelsbanken AB, Class A (Financials)	75,901
2,833	Swedbank AB, Class A (Financials)	57,393

Common Stocks – (continued)
Sweden – (continued)
2,200	Swedish Match AB (Consumer Staples)	$70,875
5,703	Tele2 AB, Class B (Telecommunication Services)	47,210
5,989	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	55,191
15,867	TeliaSonera AB (Telecommunication Services)	72,972

		1,818,219

Switzerland – 9.3%
5,635	ABB Ltd. (Industrials)*	101,272
1,508	Actelion Ltd. (Health Care)*	211,059
1,117	Adecco SA (Industrials)*	65,326
1,090	Aryzta AG (Consumer Staples)*	52,268
830	Baloise Holding AG (Financials)	105,000
35	Barry Callebaut AG (Consumer Staples)*	36,968
1,435	Cie Financiere Richemont SA (Consumer Discretionary)	91,920
6,830	Coca-Cola HBC AG (Consumer Staples)*	130,876
7,797	Credit Suisse Group AG (Financials)*	105,213
312	EMS-Chemie Holding AG (Materials)	145,663
48	Galenica AG (Health Care)	72,482
236	Geberit AG (Industrials)	85,609
74	Givaudan SA (Materials)*	139,307
173,635	Glencore PLC (Materials)*	322,435
1,295	Julius Baer Group Ltd. (Financials)*	52,086
2,046	Kuehne + Nagel International AG (Industrials)	267,048
490	LafargeHolcim Ltd. (Materials)*	19,467
1,236	Lonza Group AG (Health Care)*	188,627
17,504	Nestle SA (Consumer Staples)	1,231,958
11,792	Novartis AG (Health Care)	848,290
2,980	Pargesa Holding SA (Financials)	176,077
641	Partners Group Holding AG (Financials)	233,457
3,835	Roche Holding AG (Health Care)	989,553
407	Schindler Holding AG (Industrials)	69,386
415	Schindler Holding AG Participation Certificates (Industrials)	69,792
48	SGS SA (Industrials)	97,253
1,054	Sonova Holding AG (Health Care)	127,094
15,445	STMicroelectronics NV (Information Technology)	88,876
257	Sulzer AG (Industrials)	24,307
413	Swatch Group AG (The) – Bearer (Consumer Discretionary)	144,094
1,629	Swatch Group AG (The) – Registered (Consumer Discretionary)	113,834
485	Swiss Life Holding AG (Financials)*	118,815
751	Swiss Prime Site AG (Financials)*	62,923
2,472	Swiss Re AG (Financials)	220,519
105	Swisscom AG (Telecommunication Services)	51,572
171	Syngenta AG (Materials)	68,967
13,551	UBS Group AG (Financials)	208,707

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
4,605	Wolseley PLC (Industrials)	$237,834
278	Zurich Insurance Group AG (Financials)*	59,312

		7,435,246

United Kingdom – 15.3%
14,083	3i Group PLC (Financials)	85,982
5,730	Aberdeen Asset Management PLC (Financials)	19,277
11,653	Admiral Group PLC (Financials)	281,270
7,836	Aggreko PLC (Industrials)	96,590
8,188	ARM Holdings PLC (Information Technology)	113,652
1,091	Associated British Foods PLC (Consumer Staples)	51,785
6,157	AstraZeneca PLC (Health Care)	352,397
20,205	Auto Trader Group PLC (Information Technology)(a)	102,212
7,153	Aviva PLC (Financials)	43,682
6,753	BAE Systems PLC (Industrials)	48,278
20,076	Barclays PLC (Financials)	48,136
14,102	Barratt Developments PLC (Consumer Discretionary)	115,950
692	Berkeley Group Holdings PLC (Consumer Discretionary)	31,332
69,106	BP PLC (Energy)	338,468
7,469	British American Tobacco PLC (Consumer Staples)	408,597
21,327	British Land Co. PLC (The) REIT (Financials)	195,863
43,635	BT Group PLC (Telecommunication Services)	295,839
1,610	Bunzl PLC (Industrials)	43,371
11,088	Burberry Group PLC (Consumer Discretionary)	203,969
3,150	Capita PLC (Industrials)	43,986
17,119	Centrica PLC (Utilities)	49,623
5,627	Cobham PLC (Industrials)	20,263
9,854	Compass Group PLC (Consumer Discretionary)	173,854
1,330	Croda International PLC (Materials)	55,086
6,641	Diageo PLC (Consumer Staples)	172,049
29,182	Direct Line Insurance Group PLC (Financials)	158,036
10,863	Dixons Carphone PLC (Consumer Discretionary)	65,959
3,074	Fiat Chrysler Automobiles NV (Consumer Discretionary)	21,193
9,333	G4S PLC (Industrials)	27,066
17,276	GlaxoSmithKline PLC (Health Care)	336,941
13,235	Hammerson PLC REIT (Financials)	101,351
13,239	Hargreaves Lansdown PLC (Financials)	228,594
87,381	HSBC Holdings PLC (Financials)	559,735
9,198	ICAP PLC (Financials)	55,734
1,503	IMI PLC (Industrials)	17,814
6,012	Imperial Brands PLC (Consumer Staples)	311,883

Common Stocks – (continued)
United Kingdom – (continued)
9,384	Inmarsat PLC (Telecommunication Services)	$128,095
2,128	InterContinental Hotels Group PLC (Consumer Discretionary)	80,812
18,455	International Consolidated Airlines Group SA (Industrials)	141,329
636	Intertek Group PLC (Industrials)	25,899
15,327	Intu Properties PLC REIT (Financials)	64,122
30,792	ITV PLC (Consumer Discretionary)	106,679
4,768	J Sainsbury PLC (Consumer Staples)	16,904
857	Johnson Matthey PLC (Materials)	30,539
29,488	Kingfisher PLC (Consumer Discretionary)	137,379
13,146	Land Securities Group PLC REIT (Financials)	184,851
40,484	Legal & General Group PLC (Financials)	128,070
90,204	Lloyds Banking Group PLC (Financials)	91,013
2,015	London Stock Exchange Group PLC (Financials)	75,201
20,385	Marks & Spencer Group PLC (Consumer Discretionary)	120,793
9,287	Meggitt PLC (Industrials)	54,099
9,703	Merlin Entertainments PLC (Consumer Discretionary)(a)	62,039
13,768	National Grid PLC (Utilities)	184,867
2,639	Next PLC (Consumer Discretionary)	248,797
17,545	Old Mutual PLC (Financials)	41,640
3,085	Pearson PLC (Consumer Discretionary)	36,931
3,747	Persimmon PLC (Consumer Discretionary)*	114,044
3,385	Provident Financial PLC (Financials)	153,266
14,200	Prudential PLC (Financials)	248,848
3,147	Reckitt Benckiser Group PLC (Consumer Staples)	287,699
8,056	RELX NV (Consumer Discretionary)	132,787
5,610	RELX PLC (Consumer Discretionary)	97,101
4,159	Rio Tinto PLC (Materials)	110,355
4,894	Rolls-Royce Holdings PLC (Industrials)*	46,310
5,846	Royal Bank of Scotland Group PLC (Financials)*	18,241
49,426	Royal Mail PLC (Industrials)	313,198
26,854	Sage Group PLC (The) (Information Technology)	223,233
2,091	Schroders PLC (Financials)	76,231
43,285	Segro PLC REIT (Financials)	250,638
2,412	Severn Trent PLC (Utilities)	71,799
10,643	Sky PLC (Consumer Discretionary)	154,699
8,931	Smith & Nephew PLC (Health Care)	145,995
2,258	Smiths Group PLC (Industrials)	31,530
21,019	Sports Direct International PLC (Consumer Discretionary)*	118,516
3,228	SSE PLC (Utilities)	62,305
2,485	St James’s Place PLC (Financials)	29,713
26,985	Standard Life PLC (Financials)	125,417
3,773	Tate & Lyle PLC (Consumer Staples)	30,865

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (concluded)

February 29, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
41,927	Taylor Wimpey PLC (Consumer Discretionary)	$108,796
9,662	Tesco PLC (Consumer Staples)*	24,291
1,996	Travis Perkins PLC (Industrials)	49,847
8,120	Unilever NV (Consumer Staples)	349,779
7,331	Unilever PLC (Consumer Staples)	315,894
4,202	United Utilities Group PLC (Utilities)	54,196
85,723	Vodafone Group PLC (Telecommunication Services)	262,461
1,810	Weir Group PLC (The) (Industrials)	24,089
655	Whitbread PLC (Consumer Discretionary)	35,791
32,751	William Hill PLC (Consumer Discretionary)	187,314
123,888	Wm Morrison Supermarkets PLC (Consumer Staples)	343,574
5,971	Worldpay Group PLC (Information Technology)*(a)	23,873
13,027	WPP PLC (Consumer Discretionary)	276,492

		12,135,063

United States – 0.7%
1,087	Carnival PLC (Consumer Discretionary)	54,201
5,697	QIAGEN NV (Health Care)*	121,883
315	Taro Pharmaceutical Industries Ltd. (Health Care)*	45,640
3,107	Thomson Reuters Corp. (Consumer Discretionary)	113,697
28,620	Transocean Ltd. (Energy)	252,006

		587,427

TOTAL COMMON STOCKS
(Cost $81,501,912)		$78,893,308

Preferred Stocks – 0.4%
Germany – 0.4%
245	Bayerische Motoren Werke AG (Consumer Discretionary)	$16,614
3,817	FUCHS PETROLUB SE (Materials)	156,874
1,195	Henkel AG & Co KGaA (Consumer Staples)	120,546

TOTAL PREFERRED STOCKS
(Cost $308,345)		$294,034

Exchange Traded Fund – 0.0%
United States – 0.0%
801	iShares MSCI EAFE ETF
(Cost $43,326)		$42,934

Units	Description	Expiration Month	Value
Right – 0.0%
Italy – 0.0%
16,170	Enel Green Power SpA (Utilities)*	03/16	$—
(Cost $0)

TOTAL INVESTMENTS – 99.6%
(Cost $81,853,583)			$79,230,276

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			310,571

NET ASSETS – 100.0%			$79,540,847

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non Income Producing
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $501,638, which represents approximately 0.6% of net assets as of February 29, 2016.

Investment Abbreviations:
ETF	—Exchange Traded Fund
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

February 29, 2016 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Consumer Discretionary – 18.1%
4,488	Advance Auto Parts, Inc.	$666,199
5,879	Amazon.com, Inc.*	3,248,265
2,274	AutoZone, Inc.*	1,761,372
30,749	Bed Bath & Beyond, Inc.*	1,474,414
68,674	Best Buy Co., Inc.	2,224,351
5,906	Carnival Corp.	283,252
899	Chipotle Mexican Grill, Inc.*	457,735
20,012	Coach, Inc.	779,267
30,082	Comcast Corp., Class A	1,736,634
9,881	Dollar General Corp.	733,664
4,282	Dollar Tree, Inc.*	343,630
9,548	DR Horton, Inc.	255,123
5,098	Expedia, Inc.	530,753
17,882	Foot Locker, Inc.	1,117,625
145,079	Ford Motor Co.	1,814,938
4,749	General Motors Co.	139,811
9,051	Genuine Parts Co.	815,948
52,382	Goodyear Tire & Rubber Co. (The)	1,577,746
11,918	H&R Block, Inc.	391,864
17,576	Hanesbrands, Inc.	500,740
4,414	Harley-Davidson, Inc.	190,552
7,598	Hasbro, Inc.	576,460
7,097	Hilton Worldwide Holdings, Inc.	147,476
30,637	Home Depot, Inc. (The)	3,802,664
13,225	Interpublic Group of Cos., Inc. (The)	282,883
8,145	Jarden Corp.*	430,708
3,932	Johnson Controls, Inc.	143,361
31,227	Kohl’s Corp.	1,457,364
16,517	L Brands, Inc.	1,400,476
12,956	Lear Corp.	1,313,091
3,497	Lennar Corp., Class A	146,664
33,121	Lowe’s Cos., Inc.	2,236,661
21,825	Macy’s, Inc.	943,058
1,596	Marriott International, Inc., Class A	108,767
17,003	Mattel, Inc.	552,938
11,856	McDonald’s Corp.	1,389,405
15,607	Michael Kors Holdings Ltd.*	884,136
2,001	Mohawk Industries, Inc.*	359,640
9,259	Netflix, Inc.*	864,883
16,881	Newell Rubbermaid, Inc.	641,647
37,061	NIKE, Inc., Class B	2,282,587
8,669	Nordstrom, Inc.	444,893
4,950	Norwegian Cruise Line Holdings Ltd.*	243,193
9,182	Omnicom Group, Inc.	714,451
5,653	O’Reilly Automotive, Inc.*	1,471,589
832	Priceline Group, Inc. (The)*	1,052,655
13,164	PVH Corp.	1,041,931
6,417	Ralph Lauren Corp.	582,407
28,491	Ross Stores, Inc.	1,566,435
3,603	Royal Caribbean Cruises Ltd.	267,955
1,599	Signet Jewelers Ltd.	173,332
59,450	Sirius XM Holdings, Inc.*	221,154
57,764	Staples, Inc.	545,870
29,907	Starbucks Corp.	1,740,886
21,641	Target Corp.	1,697,736
5,652	Tiffany & Co.	367,267

Common Stocks – (continued)
Consumer Discretionary – (continued)
3,564	Time Warner Cable, Inc.	$680,225
6,734	Time Warner, Inc.	445,791
19,856	TJX Cos., Inc. (The)	1,471,330
10,311	Tractor Supply Co.	872,001
7,789	TripAdvisor, Inc.*	487,591
4,584	Twenty-First Century Fox, Inc., Class A	123,860
6,782	Ulta Salon Cosmetics & Fragrance, Inc.*	1,120,319
12,690	Under Armour, Inc., Class A*	1,062,026
15,245	VF Corp.	992,602
4,788	Viacom, Inc., Class B	176,438
19,787	Walt Disney Co. (The)	1,890,054
2,615	Wyndham Worldwide Corp.	190,477
9,333	Yum! Brands, Inc.	676,362

		63,329,582

Consumer Staples – 13.6%
35,004	Altria Group, Inc.	2,155,196
22,604	Archer-Daniels-Midland Co.	790,236
8,560	Brown-Forman Corp., Class B	842,903
12,164	Bunge Ltd.	604,794
9,429	Campbell Soup Co.	582,241
10,293	Church & Dwight Co., Inc.	934,193
11,504	Clorox Co. (The)	1,454,336
46,398	Coca-Cola Co. (The)	2,001,146
6,497	Coca-Cola Enterprises, Inc.	315,169
22,907	Colgate-Palmolive Co.	1,503,615
15,452	ConAgra Foods, Inc.	649,911
6,190	Constellation Brands, Inc., Class A	875,452
14,927	Costco Wholesale Corp.	2,239,498
29,450	CVS Health Corp.	2,861,657
15,194	Dr Pepper Snapple Group, Inc.	1,390,707
14,810	Estee Lauder Cos., Inc. (The), Class A	1,352,597
9,761	General Mills, Inc.	574,435
10,155	Hershey Co. (The)	922,988
12,548	Hormel Foods Corp.	533,415
4,114	JM Smucker Co. (The)	524,823
5,893	Kellogg Co.	436,200
9,075	Kimberly-Clark Corp.	1,182,473
7,258	Kraft Heinz Co. (The)	559,011
63,212	Kroger Co. (The)	2,522,791
7,389	McCormick & Co., Inc.	689,098
10,149	Mead Johnson Nutrition Co.	748,590
1,591	Molson Coors Brewing Co., Class B	135,665
19,336	Mondelez International, Inc., Class A	783,688
4,740	Monster Beverage Corp.*	594,870
28,195	PepsiCo, Inc.	2,758,035
23,844	Philip Morris International, Inc.	2,170,519
40,593	Procter & Gamble Co. (The)	3,259,212
19,443	Reynolds American, Inc.	980,510
22,678	Sysco Corp.	1,000,780
31,709	Tyson Foods, Inc., Class A	2,053,158
18,578	Walgreens Boots Alliance, Inc.	1,466,547
40,861	Wal-Mart Stores, Inc.	2,710,719
19,612	Whole Foods Market, Inc.	614,052

		47,775,230

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2016 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – 3.2%
7,216	Baker Hughes, Inc.	$309,350
262	California Resources Corp.	147
11,706	Chevron Corp.	976,749
4,026	EOG Resources, Inc.	260,643
57,959	Exxon Mobil Corp.	4,645,414
26,538	FMC Technologies, Inc.*	650,977
26,063	Marathon Petroleum Corp.	892,658
2,177	Occidental Petroleum Corp.	149,821
1,719	Phillips 66	136,471
4,603	Schlumberger Ltd.	330,127
12,402	Tesoro Corp.	1,000,593
28,982	Valero Energy Corp.	1,741,239

		11,094,189

Financials – 13.7%
7,954	Aflac, Inc.	473,422
14,193	Allstate Corp. (The)	900,688
47,757	Ally Financial, Inc.*	839,568
13,668	American Express Co.	759,667
18,928	American International Group, Inc.	950,186
3,362	American Tower Corp. REIT	309,976
1,539	Ameriprise Financial, Inc.	129,199
32,271	Annaly Capital Management, Inc. REIT	326,905
5,278	Aon PLC	502,941
8,450	Arch Capital Group Ltd.*	574,093
2,605	AvalonBay Communities, Inc. REIT	447,122
126,591	Bank of America Corp.	1,584,919
11,517	Bank of New York Mellon Corp. (The)	407,587
8,101	BB&T Corp.	260,528
11,897	Berkshire Hathaway, Inc., Class B*	1,596,220
884	BlackRock, Inc.	275,773
2,166	Boston Properties, Inc. REIT	247,227
15,464	Capital One Financial Corp.	1,016,449
18,437	CBRE Group, Inc., Class A*	468,484
5,549	Charles Schwab Corp. (The)	139,002
4,976	Chubb Ltd.	574,877
7,408	Cincinnati Financial Corp.	467,741
18,434	CIT Group, Inc.	549,518
43,344	Citigroup, Inc.	1,683,914
4,300	Citizens Financial Group, Inc.	82,689
6,031	CME Group, Inc.	551,475
4,192	Crown Castle International Corp. REIT	362,608
5,175	Digital Realty Trust, Inc. REIT	409,187
3,678	Discover Financial Services	170,733
3,027	E*TRADE Financial Corp.*	71,013
1,579	Equinix, Inc. REIT	479,527
7,138	Equity Residential REIT	531,710
2,283	Essex Property Trust, Inc. REIT	477,786
1,000	Everest Re Group Ltd.	186,130
6,598	Extra Space Storage, Inc. REIT	542,026
2,543	Federal Realty Investment Trust REIT	376,517
29,719	Fifth Third Bancorp	453,512
5,283	First Republic Bank	325,116
4,600	Franklin Resources, Inc.	164,910
21,480	General Growth Properties, Inc. REIT	591,130

Common Stocks – (continued)
Financials – (continued)
15,460	Hartford Financial Services Group, Inc. (The)	$651,175
5,644	HCP, Inc. REIT	166,950
30,160	Host Hotels & Resorts, Inc. REIT	461,750
2,688	Huntington Bancshares, Inc.	23,520
1,647	Intercontinental Exchange, Inc.	392,744
4,298	Invesco Ltd.	114,929
60,230	JPMorgan Chase & Co.	3,390,949
18,383	Kimco Realty Corp. REIT	491,745
5,992	Lincoln National Corp.	218,888
7,434	Loews Corp.	270,226
1,750	M&T Bank Corp.	179,463
10,441	Macerich Co. (The) REIT	825,674
699	Markel Corp.*	598,840
14,705	Marsh & McLennan Cos., Inc.	838,920
3,250	McGraw Hill Financial, Inc.	291,655
14,145	MetLife, Inc.	559,576
2,862	Moody’s Corp.	254,146
21,435	Morgan Stanley	529,445
25,865	New York Community Bancorp, Inc.	391,337
2,962	Northern Trust Corp.	175,884
6,790	PNC Financial Services Group, Inc. (The)	552,095
2,702	Principal Financial Group, Inc.	102,163
18,608	Progressive Corp. (The)	593,967
15,285	Prologis, Inc. REIT	587,861
5,287	Prudential Financial, Inc.	349,418
5,003	Public Storage REIT	1,248,198
6,860	Realty Income Corp. REIT	401,584
47,073	Regions Financial Corp.	353,989
9,222	Simon Property Group, Inc. REIT	1,749,690
2,825	SL Green Realty Corp. REIT	249,109
2,513	State Street Corp.	137,662
10,254	SunTrust Banks, Inc.	340,228
7,236	T Rowe Price Group, Inc.	500,080
2,869	TD Ameritrade Holding Corp.	81,996
11,145	Travelers Cos., Inc. (The)	1,198,310
15,794	UDR, Inc. REIT	542,208
5,100	Unum Group	145,503
12,356	US Bancorp	475,953
3,941	Ventas, Inc. REIT	219,395
3,156	Vornado Realty Trust REIT	272,552
33,872	Voya Financial, Inc.	994,482
75,682	Wells Fargo & Co.	3,550,999
8,646	Welltower, Inc. REIT	551,442
26,381	Weyerhaeuser Co. REIT	685,378
1,906	Willis Towers Watson PLC	215,988

		48,190,141

Health Care – 15.5%
15,539	Abbott Laboratories	601,981
21,399	AbbVie, Inc.	1,168,599
16,959	Aetna, Inc.	1,842,256
15,448	Agilent Technologies, Inc.	576,983
5,275	Allergan PLC*	1,530,330
8,661	AmerisourceBergen Corp.	750,216

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
14,331	Amgen, Inc.	$2,039,015
13,960	Anthem, Inc.	1,824,432
5,860	Baxalta, Inc.	225,727
6,882	Baxter International, Inc.	271,908
2,983	Becton Dickinson and Co.	439,843
4,838	Biogen, Inc.*	1,255,074
1,796	BioMarin Pharmaceutical, Inc.*	147,039
12,097	Boston Scientific Corp.*	205,407
24,308	Bristol-Myers Squibb Co.	1,505,394
12,074	Cardinal Health, Inc.	986,446
11,854	Celgene Corp.*	1,195,239
7,088	Cerner Corp.*	361,913
7,142	Cigna Corp.	997,095
1,408	Cooper Cos., Inc. (The)	201,288
3,566	CR Bard, Inc.	686,027
5,640	DaVita HealthCare Partners, Inc.*	372,071
5,979	DENTSPLY International, Inc.*	364,480
13,131	Edwards Lifesciences Corp.*	1,142,397
17,725	Eli Lilly & Co.	1,276,200
18,216	Express Scripts Holding Co.*	1,282,042
37,529	Gilead Sciences, Inc.	3,274,405
3,664	HCA Holdings, Inc.*	253,585
6,063	Henry Schein, Inc.*	1,003,123
11,221	Hologic, Inc.*	388,583
5,153	Humana, Inc.	911,926
1,450	Illumina, Inc.*	217,848
3,675	Incyte Corp.*	270,113
334	Intuitive Surgical, Inc.*	188,062
542	Jazz Pharmaceuticals PLC*	65,896
45,901	Johnson & Johnson	4,829,244
4,779	Laboratory Corp. of America Holdings*	524,925
20,426	Mallinckrodt PLC*	1,328,303
3,763	McKesson Corp.	585,598
3,032	Medivation, Inc.*	108,455
15,017	Medtronic PLC	1,162,166
38,574	Merck & Co., Inc.	1,936,801
4,634	Mettler-Toledo International, Inc.*	1,459,293
4,582	Mylan NV*	206,511
2,145	Perrigo Co. PLC	270,806
126,728	Pfizer, Inc.	3,760,020
6,323	Quest Diagnostics, Inc.	420,669
695	Regeneron Pharmaceuticals, Inc.*	266,894
12,949	ResMed, Inc.	736,928
5,368	St Jude Medical, Inc.	288,208
7,025	Stryker Corp.	701,657
9,166	Thermo Fisher Scientific, Inc.	1,184,156
23,201	UnitedHealth Group, Inc.	2,763,239
2,979	Universal Health Services, Inc., Class B	328,792
3,127	Varian Medical Systems, Inc.*	244,594
751	Vertex Pharmaceuticals, Inc.*	64,203
3,901	Waters Corp.*	469,329
24,661	Zoetis, Inc.	1,012,581

		54,476,315

Common Stocks – (continued)
Industrials – 9.5%
12,098	3M Co.	$1,897,813
2,303	Acuity Brands, Inc.	482,317
3,862	Alaska Air Group, Inc.	285,402
3,129	AMETEK, Inc.	145,217
6,526	Boeing Co. (The)	771,243
13,604	Caterpillar, Inc.	920,991
16,325	CH Robinson Worldwide, Inc.	1,139,975
7,791	Cintas Corp.	654,366
3,948	CSX Corp.	95,305
1,713	Cummins, Inc.	167,137
12,070	Danaher Corp.	1,077,489
2,874	Deere & Co.	230,437
26,677	Delta Air Lines, Inc.	1,286,898
4,025	Dover Corp.	244,640
1,797	Eaton Corp. PLC	101,908
14,559	Emerson Electric Co.	710,916
6,747	Equifax, Inc.	707,625
3,503	Expeditors International of Washington, Inc.	160,367
22,426	Fastenal Co.	1,015,674
3,569	FedEx Corp.	488,525
3,891	General Dynamics Corp.	530,227
109,993	General Electric Co.	3,205,196
5,465	Honeywell International, Inc.	553,878
2,482	IHS, Inc., Class A*	258,103
4,725	Illinois Tool Works, Inc.	445,331
2,640	Ingersoll-Rand PLC	146,678
2,460	JB Hunt Transport Services, Inc.	187,673
13,797	L-3 Communications Holdings, Inc.	1,618,526
4,112	Lockheed Martin Corp.	887,328
10,100	Masco Corp.	284,820
4,951	Nielsen Holdings PLC	249,233
1,550	Norfolk Southern Corp.	113,414
5,159	Northrop Grumman Corp.	991,663
1,955	PACCAR, Inc.	100,683
3,213	Parker-Hannifin Corp.	325,156
3,899	Raytheon Co.	482,891
21,246	Republic Services, Inc.	970,942
4,191	Rockwell Automation, Inc.	436,241
4,918	Rockwell Collins, Inc.	430,669
2,862	Roper Technologies, Inc.	480,616
2,861	Sensata Technologies Holding NV*	97,589
4,199	Snap-on, Inc.	607,469
13,121	Southwest Airlines Co.	550,426
4,467	Stanley Black & Decker, Inc.	419,943
3,153	Stericycle, Inc.*	359,221
22,706	Textron, Inc.	775,410
1,970	TransDigm Group, Inc.*	420,753
5,304	Tyco International PLC	186,595
2,968	Union Pacific Corp.	234,056
15,600	United Continental Holdings, Inc.*	893,256
4,298	United Parcel Service, Inc., Class B	414,972
7,926	United Technologies Corp.	765,810
6,750	Verisk Analytics, Inc.*	491,670

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2016 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
14,657	Waste Management, Inc.	$818,593
4,439	WW Grainger, Inc.	962,819

		33,282,095

Information Technology – 19.3%
16,836	Accenture PLC, Class A	1,687,977
12,618	Activision Blizzard, Inc.	399,612
7,080	Adobe Systems, Inc.*	602,862
3,895	Akamai Technologies, Inc.*	210,213
1,611	Alliance Data Systems Corp.*	338,519
3,869	Alphabet, Inc., Class A*	2,774,924
3,849	Alphabet, Inc., Class C*	2,685,717
15,782	Amdocs Ltd.	895,786
5,289	Amphenol Corp., Class A	280,687
1,397	Analog Devices, Inc.	74,027
4,844	ANSYS, Inc.*	402,149
93,002	Apple, Inc.	8,992,363
6,525	Autodesk, Inc.*	337,604
5,441	Automatic Data Processing, Inc.	460,798
10,270	CA, Inc.	300,808
5,652	CDK Global, Inc.	253,718
63,755	Cisco Systems, Inc.	1,669,106
11,330	Citrix Systems, Inc.*	800,465
9,085	Cognizant Technology Solutions Corp., Class A*	517,663
54,541	Computer Sciences Corp.	1,571,326
11,032	Corning, Inc.	201,886
22,147	CSRA, Inc.	574,715
52,793	eBay, Inc.*	1,256,473
17,159	Electronic Arts, Inc.*	1,102,294
37,581	EMC Corp.	981,992
6,536	F5 Networks, Inc.*	628,567
27,847	Facebook, Inc., Class A*	2,977,401
7,110	Fidelity National Information Services, Inc.	414,158
11,701	Fiserv, Inc.*	1,118,967
573	FleetCor Technologies, Inc.*	73,166
5,345	Global Payments, Inc.	325,778
3,861	Harris Corp.	301,235
27,414	Hewlett Packard Enterprise Co.	363,784
98,833	HP, Inc.	1,056,525
87,860	Intel Corp.	2,599,777
16,667	International Business Machines Corp.	2,183,877
15,232	Intuit, Inc.	1,472,020
9,525	Juniper Networks, Inc.	235,268
2,604	KLA-Tencor Corp.	176,395
4,796	Lam Research Corp.	351,547
19,124	Linear Technology Corp.	834,189
1,233	LinkedIn Corp., Class A*	144,495
12,911	MasterCard, Inc., Class A	1,122,224
5,439	Maxim Integrated Products, Inc.	184,165
59,505	Micron Technology, Inc.*	632,538
130,909	Microsoft Corp.	6,660,650
4,113	Motorola Solutions, Inc.	302,264
12,763	NetApp, Inc.	317,033

Common Stocks – (continued)
Information Technology – (continued)
9,730	NVIDIA Corp.	$305,133
46,335	Oracle Corp.	1,704,201
3,656	Palo Alto Networks, Inc.*	529,352
14,891	Paychex, Inc.	765,249
12,442	PayPal Holdings, Inc.*	474,538
12,990	QUALCOMM, Inc.	659,762
6,688	Red Hat, Inc.*	437,061
8,108	salesforce.com, Inc.*	549,317
16,111	Seagate Technology PLC	505,241
2,067	ServiceNow, Inc.*	113,664
9,022	Skyworks Solutions, Inc.	599,512
18,805	Symantec Corp.	363,125
26,429	Texas Instruments, Inc.	1,401,266
9,328	Total System Services, Inc.	406,514
18,961	Visa, Inc., Class A	1,372,587
16,078	Western Digital Corp.	699,875
30,670	Western Union Co. (The)	560,034
207,404	Xerox Corp.	1,993,152
2,971	Xilinx, Inc.	140,291
2,864	Yahoo!, Inc.*	91,047

		67,520,628

Materials – 2.1%
1,212	Air Products & Chemicals, Inc.	160,554
2,092	Ashland, Inc.	199,347
1,825	Ball Corp.	120,870
1,998	Dow Chemical Co. (The)	97,123
3,042	Eastman Chemical Co.	195,144
3,208	Ecolab, Inc.	328,980
4,377	EI du Pont de Nemours & Co.	266,428
3,000	International Flavors & Fragrances, Inc.	309,870
3,136	International Paper Co.	111,955
1,730	LyondellBasell Industries NV, Class A	138,763
1,223	Martin Marietta Materials, Inc.	174,424
5,448	Monsanto Co.	490,266
20,941	Mosaic Co. (The)	558,078
40,509	Newmont Mining Corp.	1,046,347
17,542	Nucor Corp.	690,102
3,483	PPG Industries, Inc.	336,214
2,777	Praxair, Inc.	282,671
6,403	Sealed Air Corp.	292,809
5,092	Sherwin-Williams Co. (The)	1,377,386
3,404	Vulcan Materials Co.	335,396

		7,512,727

Telecommunication Services – 2.4%
69,407	AT&T, Inc.	2,564,589
48,550	CenturyLink, Inc.	1,485,144
2,291	Level 3 Communications, Inc.*	111,228
2,633	SBA Communications Corp., Class A*	249,845
10,746	T-Mobile US, Inc.*	398,677
67,849	Verizon Communications, Inc.	3,441,980

		8,251,463

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Utilities – 2.0%
3,776	Ameren Corp.	$177,283
7,299	American Electric Power Co., Inc.	450,713
6,503	American Water Works Co., Inc.	421,525
4,733	CenterPoint Energy, Inc.	88,176
9,239	CMS Energy Corp.	365,495
4,388	Consolidated Edison, Inc.	307,204
4,058	Dominion Resources, Inc.	283,735
2,293	DTE Energy Co.	192,887
6,548	Duke Energy Corp.	486,385
4,930	Edison International	336,029
10,826	Entergy Corp.	781,746
3,740	Eversource Energy	203,082
2,634	Exelon Corp.	82,945
2,813	FirstEnergy Corp.	94,151
6,711	NextEra Energy, Inc.	757,135
9,733	PG&E Corp.	552,153
5,113	PPL Corp.	178,904
3,367	Public Service Enterprise Group, Inc.	143,636
2,095	Sempra Energy	202,188
7,198	Southern Co. (The)	346,800
4,266	WEC Energy Group, Inc.	240,389
8,536	Xcel Energy, Inc.	337,513

		7,030,074

TOTAL COMMON STOCKS
(Cost $358,205,153)		$348,462,444

Exchange Traded Fund – 0.3%
5,000	SPDR S&P 500 ETF Trust
(Cost $963,427)		$967,800

TOTAL INVESTMENTS – 99.7%
(Cost $359,168,580)		$349,430,244

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,130,231

NET ASSETS – 100.0%		$350,560,475

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non Income Producing

Investment Abbreviations:
ETF	—Exchange Traded Fund
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities

February 29, 2016 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF
Assets:
Investments at value (cost $578,835,375, $81,853,583 and $359,168,580, respectively)	$549,016,157	$79,230,276	$349,430,244
Cash	1,249,950	164,000	352,126
Foreign currency, at value (cost $557,675, $22,087 and $—, respectively)	557,675	22,085	—
Receivables:
Investments sold	42,679,765	7,832,171	—
Dividends	1,582,944	94,528	640,879
Fund shares sold	10,064	68,473	187,410
Foreign tax reclaims	5,401	7,473	—
Reimbursement from advisor	16,931	41,754	26,279
Deferred offering costs	46,469	58,046	47,781
Other assets	2,404	—	7,033
Total assets	595,167,760	87,518,806	350,691,752

Liabilities:
Payables:
Investments purchased	40,316,723	7,796,299	—
Management fees	173,508	14,993	23,443
Offering costs	22,841	38,524	32,948
Accrued expenses and other liabilities	120,245	128,143	74,886
Total liabilities	40,633,317	7,977,959	131,277

Net Assets:
Paid-in capital	591,284,761	82,302,611	358,080,147
Undistributed net investment income	939,886	127,483	975,459
Accumulated net realized gain (loss)	(7,728,707)	(263,954)	1,243,205
Net unrealized loss	(29,961,497)	(2,625,293)	(9,738,336)
NET ASSETS	$554,534,443	$79,540,847	$350,560,475
SHARES ISSUED AND OUTSTANDING
Shares outstanding no par value (unlimited shares authorized):	23,800,000	3,500,000	8,852,500
Net asset value, offering and redemption price per share:	$23.30	$22.73	$39.60

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations

For the period ended February 29, 2016 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF(1)	ActiveBeta® International Equity ETF(2)	ActiveBeta® U.S. Large Cap Equity ETF(3)
Investment income:
Dividends (net of foreign withholding taxes of $388,081, $22,299 and $158, respectively)	$3,023,298	$224,478	$1,920,158
Interest	2,085	—	—
Total investment income	3,025,383	224,478	1,920,158

Expenses:
Management fees	604,246	40,212	83,884
Custody, accounting and administrative services	77,080	61,183	22,961
Amortizing of offering cost	35,297	26,934	39,658
Professional fees	33,827	28,270	30,563
Printing and mailing cost	17,489	20,739	31,142
Trustee fees	12,295	12,791	12,511
Registration fees	6,999	10,368	17,132
Other	13,146	15,444	14,543
Total expenses	800,379	215,941	252,394
Less — expense reductions	(120,602)	(169,026)	(176,898)
Net expenses	679,777	46,915	75,496
NET INVESTMENT INCOME	2,345,606	177,563	1,844,662

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments	(7,480,611)	(262,091)	(1,147,534)
In-kind redemptions	—	—	2,390,739
Foreign currency transactions	(248,096)	(1,863)	—
Unrealized gain (loss) on:
Investments (including the effects of the foreign capital gains tax liability of $74,175, $— and $—, respectively)	(29,893,393)	(2,623,307)	(9,738,336)
Foreign currency transactions	(68,104)	(1,986)	—
Net realized and unrealized loss	(37,690,204)	(2,889,247)	(8,495,131)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(35,344,598)	(2,711,684)	(6,650,469)

(1)	For the period September 25, 2015 (commencement of operations) through February 29, 2016.
(2)	For the period November 6, 2015 (commencement of operations) through February 29, 2016.
(3)	For the period September 17, 2015 (commencement of operations) through February 29, 2016.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets

	ActiveBeta® Emerging Markets Equity ETF(1) (Unaudited)	ActiveBeta® International Equity ETF(2) (Unaudited)	ActiveBeta® U.S. Large Cap Equity ETF(3) (Unaudited)
From operations:
Net investment income	$2,345,606	$177,563	$1,844,662
Net realized gain (loss)	(7,728,707)	(263,954)	1,243,205
Unrealized loss	(29,961,497)	(2,625,293)	(9,738,336)
Net decrease in net assets resulting from operations	(35,344,598)	(2,711,684)	(6,650,469)

Distributions to shareholders:
From net investment income	(1,405,720)	(50,080)	(869,203)
Total distributions to shareholders	(1,405,720)	(50,080)	(869,203)

From share transactions:
Proceeds from sales of shares	591,284,761	82,302,611	399,720,702
Cost of shares redeemed	—	—	(41,740,555)
Net increase in net assets resulting from share transactions	591,284,761	82,302,611	357,980,147
TOTAL INCREASE	554,534,443	79,540,847	350,460,475

Net assets:
Beginning of period	$—	$—	$100,000
End of period	$554,534,443	$79,540,847	$350,560,475
Undistributed net investment income	$939,886	$127,483	$975,459

(1)	For the period September 25, 2015 (commencement of operations) through February 29, 2016.
(2)	For the period November 6, 2015 (commencement of operations) through February 29, 2016.
(3)	For the period September 17, 2015 (commencement of operations) through February 29, 2016.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights

Selected Data for a Share Outstanding Throughout The Period

	ActiveBeta® Emerging Markets Equity ETF (Unaudited)*
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income(a)	0.16
Net realized and unrealized loss	(1.80)
Total loss from investment operations	(1.64)
Distributions to shareholders from net investment income	(0.06)
Net asset value, end of period	$23.30
Market price, end of period	$23.58
Total Return at Net Asset Value(b)	(6.57)%
Net assets, end of period (in 000’s)	$554,534
Ratio of net expenses to average net assets	0.45	%(c)
Ratio of total expenses to average net assets	0.53	%(c)
Ratio of net investment income to average net assets	1.55	%(c)
Portfolio turnover rate(d)	21%

*	For the period September 25, 2015 to February 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total returns for periods less than one full period are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights

Selected Data for a Share Outstanding Throughout The Period

	ActiveBeta® International Equity ETF (Unaudited)*
Per Share Operating Performance:
Net asset value, beginning of period	$24.78
Net investment income(a)	0.10
Net realized and unrealized loss	(2.12)
Total loss from investment operations	(2.02)
Distributions to shareholders from net investment income	(0.03)
Net asset value, end of period	$22.73
Market price, end of period	$22.79
Total Return at Net Asset Value(b)	(8.16)%
Net assets, end of period (in 000’s)	$79,541
Ratio of net expenses to average net assets	0.35	%(c)
Ratio of total expenses to average net assets	1.61	%(c)
Ratio of net investment income to average net assets	1.32	%(c)
Portfolio turnover rate(d)	10%

*	For the period November 6, 2015 to February 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total returns for periods less than one full period are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. The Fund’s portfolio turnover rate excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights

Selected Data for a Share Outstanding Throughout The Period

	ActiveBeta® U.S. Large Cap Equity ETF (Unaudited)*
Per Share Operating Performance:
Net asset value, beginning of period	$40.70
Net investment income(a)	0.40
Net realized and unrealized loss	(1.35)
Total loss from investment operations	(0.95)
Distributions to shareholders from net investment income	(0.15)
Net asset value, end of period	$39.60
Market price, end of period	$39.60
Total Return at Net Asset Value(b)	(2.35)%
Net assets, end of period (in 000’s)	$350,560
Ratio of net expenses to average net assets	0.09	%(c)
Ratio of total expenses to average net assets	0.30	%(c)
Ratio of net investment income to average net assets	2.20	%(c)
Portfolio turnover rate(d)	7%

*	For the period September 17, 2015 to February 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total returns for periods less than one full period are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements

February 29, 2016 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	Diversified
Goldman Sachs ActiveBeta® International Equity ETF	Diversified
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co., serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount, with respect to the Goldman Sachs ActiveBeta® International Equity ETF and the Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF. The Goldman Sachs ActiveBeta® Emerging Markets Equity ETF issues and redeems Creation Units partially for cash and partially in-kind. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income and dividend income, net of any foreign withholding taxes, less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Offering and Organization Costs — Offering costs paid in connection with the initial offering of shares of the Funds are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Funds were borne by GSAM.

GOLDMAN SACHS ETF TRUST

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Emerging Markets Equity ETF	Quarterly	Annually
International Equity ETF	Quarterly	Annually
U.S. Large Cap Equity ETF	Quarterly	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

G.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 29, 2016 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in exchange traded funds are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At February 29, 2016 the Funds did not hold level 3 securities.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and classified in the fair value hierarchy as of February 29, 2016:

EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$41,332,506	$2,028,842	$—
Asia	414,269,672	7,479,995	—
Europe	14,098,209	—	—
North America	26,534,968	—	—
South America	32,634,214	10,637,751	—
Total	$528,869,569	$20,146,588	$—

GOLDMAN SACHS ETF TRUST

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$139,200	$—	$—
Asia	21,485,588	—	—
Europe	45,763,123	389,679	—
North America	6,838,521	—	—
Oceania	4,614,165	—	—
Total	$78,840,597	$389,679	$—

U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$349,430,244	$—	$—
Total	$349,430,244	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the period ended February 29, 2016, contractual and effective net management fees with GSAM were at the following rates:

Fund	Contractual Management Fee	Effective Net Management Fee
Emerging Markets Equity ETF	0.40%	0.40%
International Equity ETF	0.30%	0.30%
U.S. Large Cap Equity ETF	0.10%	0.07%

B.  Distribution and Service Plans — The Trust, on behalf of the Funds, has adopted a Distribution and Service Plan (the “Plan”), pursuant to rule 12b-1 under the Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their shares and pay service fees in connection with the provision of ongoing services to shareholders of

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 29, 2016 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

each Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF and Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF are 0.05%, 0.05% and 0.02% respectively. These Other Expense limitations will remain in place through at least September 14, 2016, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

For the period ended February 29, 2016, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Emerging Markets Equity ETF	$—	$120,602	$120,602
International Equity ETF	—	169,026	169,026
U.S. Large Cap Equity ETF	25,165	151,733	176,898

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

GOLDMAN SACHS ETF TRUST

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Share activity is as follows:

	ActiveBeta® Emerging Markets Equity ETF(1)		ActiveBeta® International Equity ETF(2)		ActiveBeta® US Large Cap Equity ETF(3)
	Shares	Dollars	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	23,800,000	$591,284,761	3,500,000	$82,302,611	9,900,000	$399,720,702
Shares Redeemed	—	—	—	—	(1,050,000)	(41,740,555)
NET INCREASE IN SHARES	23,800,000	$591,284,761	3,500,000	$82,302,611	8,850,000	$357,980,147

(1)	For the period September 25, 2015 (commencement of operations) through February 29, 2016.
(2)	For the period November 6, 2015 (commencement of operations) through February 29, 2016.
(3)	For the period September 17, 2015 (commencement of operations) through February 29, 2016.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the period ended February 29, 2016, were as follows:

Fund	Purchases	Sales
Emerging Markets Equity ETF	$439,436,262	$61,468,188
International Equity ETF	5,064,269	4,643,571
U.S. Large Cap Equity ETF	16,234,918	13,178,935

The purchases and sales from in-kind creation and redemption transactions for the period ended February 29, 2016, were as follows:

Fund	Purchases	Sales
Emerging Markets Equity ETF	$208,275,545	$—
International Equity ETF	81,698,256	—
U.S. Large Cap Equity ETF	396,251,617	41,382,032

7. TAX INFORMATION

At February 29, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Equity ETF	International Equity ETF	U.S. Large Cap Equity ETF
Tax Cost	$578,835,375	$81,853,583	$359,168,580
Gross unrealized gain	13,164,947	1,141,500	5,808,416
Gross unrealized loss	(42,984,165)	(3,764,807)	(15,546,752)
Net unrealized loss	$(29,819,218)	$(2,623,307)	$(9,738,336)

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 29, 2016 (Unaudited)

7. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — The Funds that invest in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Each Index is new and has a limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading

GOLDMAN SACHS ETF TRUST

8. OTHER RISKS

market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Effective March 2, 2016, the Goldman Sachs ActiveBeta® International Equity ETF implemented a management fee waiver. The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage of average daily net assets of the Fund.

Effective May 1, 2016, the Board of Trustees of Goldman Sachs ETF Trust approved a permanent expense limitation arrangement for the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF. Specifically, the other expense limitation as described above will be made permanent and cannot be terminated without the approval of the Trustees.

Effective the same date, for each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Board of Trustees of Goldman Sachs ETF Trust approved a unitary management fee structure for the Fund and reduction of the Fund’s management fee rate. Under the unitary fee structure, GSAM, the Funds’ investment adviser, will be responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Other than the items previously discussed, GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS ETF TRUST

Fund Expenses — Period Ended February 29, 2016 (Unaudited)

The Example is based on an investment of $1,000 invested at the beginning of the period (commencement of operations) and held for the entire period ended February 29, 2016.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Emerging Markets Equity ETF(1)				International Equity ETF(2)				U.S. Large Cap Equity ETF(3)
	Beginning Account Value	Ending Account Value 2/29/2016		Expenses Paid*	Beginning Account Value	Ending Account Value 2/29/2016		Expenses Paid*	Beginning Account Value	Ending Account Value 2/29/2016		Expenses Paid*
Actual	$1,000.00	$934.30		$1.88	$1,000.00	$918.40		$1.06	$1,000.00	$976.50		$0.40
Hypothetical 5% return	$1,000.00	$1,022.63	+	$2.26	$1,000.00	$1,023.12	+	$1.76	$1,000.00	$1,024.42	+	$0.45

*	Expenses for each Fund are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended February 29, 2016. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratios for the period were as follows:

Fund
Emerging Markets Equity ETF	0.45%
International Equity ETF	0.35
U.S. Large Cap Equity ETF	0.09

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

(1)	Fund commenced operations on September 25, 2015. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 158/366 (to reflect commencement of operation).

(2)	Fund commenced operations on November 6, 2015. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 116/366 (to reflect commencement of operation).

(3)	Fund commenced operations on September 17, 2015. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 166/366 (to reflect commencement of operation).

GOLDMAN SACHS ETF TRUST

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF, Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, and Goldman Sachs ActiveBeta® International Equity ETF (each, a “Fund” and together, the “Funds”) are newly-organized investment portfolios of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on September 17, 2015, September 25, 2015, and November 6, 2015, respectively. At a meeting held on April 16, 2015 (the “Meeting”) in connection with each Fund’s organization, the Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”).

At the Meeting, the Trustees reviewed the Management Agreement with respect to each Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fees and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); the Investment Adviser’s proposal to limit certain expenses of the Fund that exceed a specified level; potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Funds were discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings. The Trustees also drew on information they had received in their capacity as Trustees of other registered investment companies sponsored by the Investment Adviser.

Nature, Extent and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered the investment advisory services that would be provided to the Funds by the Investment Adviser. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds would operate as passively-managed ETFs, which would seek to track proprietary indices created by the Investment Adviser. The Trustees noted the experience and capabilities of the key Investment Adviser personnel who would be providing services to the Funds. The Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies and its expertise in developing “smart beta” products that it had obtained through its acquisition of another investment management firm. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and other resources to the Funds. They also considered that although the Funds were new (and therefore had no performance data to evaluate) and would be the first ETFs managed by the Investment Adviser, the Investment Adviser had extensive experience managing other types of registered investment companies. The Trustees concluded that the Investment Adviser’s management of the Funds likely would benefit the Funds and their shareholders.

Costs of Services to be Provided and Profitability

The Trustees considered the contractual fee rates payable by the Funds under the Management Agreement, and the net amount expected to be retained by the Investment Adviser. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Funds, which include advisory and non-advisory services directed to the needs and operations of the Funds as ETFs. The Trustees noted that no license fees would be payable to the Investment Adviser by the Funds for use of the indices created by the Investment Adviser. The Trustees also reviewed the Funds’ projected total operating expense ratios (both gross and net of expense limitations). They compared the Funds’ projected fees and expenses to similar information for comparable ETFs advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Funds’ fee rates and total operating expense ratios were prepared by a third-party provider of mutual fund data. The Trustees concluded that this information was useful in evaluating the reasonableness of the management fees and total expenses expected to be paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed a specified level. The Trustees recognized that there was not yet profitability data to evaluate for the Funds, but considered the Investment Adviser’s representations that (i) such data would be provided after the Funds commenced operations, and (ii) the Funds were not expected to be profitable to the Investment Adviser and its affiliates initially.

GOLDMAN SACHS ETF TRUST

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees noted that the Funds will not have management fee breakpoints. They considered the Funds’ projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the peer groups, as well as the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed a specified level. The Trustees recognized that if the assets of the Funds increase over time, the Funds and their shareholders could realize economies of scale as certain Fund expenses, such as certain fixed fees, become a smaller percentage of overall assets.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Funds, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (d) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be open to doing business with other areas of Goldman, Sachs & Co. (“Goldman Sachs”).

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive (or are expected to receive) certain potential benefits as a result of their relationships with the Investment Adviser, including: (a) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; and (c) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Agreements for the Funds at the Meeting, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the investment management fees were reasonable. The Trustees concluded that the engagement of the Investment Adviser likely would benefit the Funds and their shareholders and that the Management Agreement should be approved with respect to each Fund for a period of two years.

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.08 trillion in assets under supervision as of December 31, 2015, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman, Sachs & Co. subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

INDEX DISCLAIMERS

The MSCI World ex USA Index and MSCI Emerging Markets Index (the “MSCI Indices”) were used by GSAM as the reference universe for selection of the companies included in the Goldman Sachs ActiveBeta® International Equity Index and Goldman Sachs ActiveBeta® Emerging Markets Equity Index (the “ActiveBeta® Indices”), respectively. MSCI Inc. does not in any way sponsor, support, promote or endorse the ActiveBeta® Indices or the Goldman Sachs ActiveBeta® International Equity ETF or Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “ActiveBeta® ETFs”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the ActiveBeta® Indices. The MSCI Indices were provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Indices (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Indices, the ActiveBeta® ETFs or the ActiveBeta® Indices.

The Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive US Large Cap Index (the “Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF. Neither publication of the Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund.

The Indexes are trademarks of Goldman Sachs Asset Management, L.P. and have been licensed for use by Goldman Sachs ETF Trust.

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN, SACHS & CO. (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE INDEX TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE INDEX, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUND. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUND OR THE SHAREHOLDERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE INDEX. GOLDMAN SACHS OR ANY OF ITS AFFILIATES MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY THE FUND OR IN RELATED DERIVATIVES.

GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY THE FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Linda A. Lang Michael Latham James A. McNamara Lawrence W. Stranghoener Richard P. Strubel	James A. McNamara, President Scott M. McHugh, Principal Financial Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON
Transfer Agent

ALPS DISTRIBUTORS, INC.	GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Distributor	Investment Adviser

Visit our Website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 29, 2016 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

Each fund is recently or newly organized and has limited or no operating history.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling 1-800-621-2550.

ActiveBeta® is a registered trademark of GSAM.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2016 Goldman Sachs. All rights reserved. 44305-TEMPL-04/2016 ACTBETASAR-16.GST224.4/20/2017.4879

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in connection with an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in connection with an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in connection with an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in connection with an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	May 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	May 9, 2016

By:	/s/ Scott McHugh

Scott McHugh
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	May 9, 2016